                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
              (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 THIRD AVENUE, NEW YORK, NY 10017
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: SEPTEMBER 30, 2017

Item 1. Report to Shareholders

ANNUAL REPORT September 30, 2017

VANECK VECTORS®

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Generic Drugs ETF	GNRX

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of September 30, 2017, and are subject to change.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this annual report for the seven industry exchange-traded funds (ETFs) of the VanEck Vectors® ETF Trust for the 12-month period ended September 30, 2017.

The VanEck Vectors Gaming ETF (NYSE Arca: BJK) was the third best performing fund in our suite of industry ETFs. Although placing after both the VanEck Vectors Semiconductor ETF (NYSE Arca: SMH) and the VanEck Vectors Environmental Services ETF (NYSE Arca: EVX), BJK returned a creditable 21.58% for the period under review. Over the 12 months, in addition to solid revenues from gaming operations in Las Vegas, companies in the BJK’s portfolio saw a significant improvement in the operating environment in Macau.

Until August 2016, Macau—the southern Chinese territory and the world’s biggest gaming hub—had been severely affected by both Beijing’s anti-corruption campaign and the slowdown in economic growth in the country. However, after following 26 consecutive months of year-over-year declines, revenues were 1.1% higher than in August 2015. In September 2016, they increased even further and were 7.4% higher than a year previously. Since then, over every month of the period under review, revenue figures from the “Games of Fortune” (as the Macau authorities describe them) have increased year-over-year.

Macau Gaming Revenue Growth – Year-Over-Year (%)

Source: Gaming Inspection and Coordination Bureau, Macao SAR. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

With its strongly international flavor, BJK was also able to capture the positive performance of gaming companies in both Australia and Malaysia.

Access investment and market insights from VanEck’s investment professionals by subscribing to our blogs. To subscribe to the updates, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

1

VANECK VECTORS ETFs

(unaudited)

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the 12-month period ended September 30, 2017. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

October 23, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

Management Discussion (unaudited)

Six of the seven VanEck Vectors Industry ETFs realized positive performance in the 12 months ended September 30, 2017. The two best performers were VanEck Vectors Semiconductor ETF (NYSE Arca: SMH), posting an impressive total return of 35.63%, and VanEck Vectors Environmental Services ETF (NYSE Arca: EVX) providing a total return of 24.31%. Both funds easily outperformed the S&P 500® Index’s‡ 18.61% gain over the same period.

Source: VanEck. Returns based on each fund’s net asset value (NAV). The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Biotech – FDA approvals and deal making help

Biotech stocks performed well over the 12-month period. After some significant movements both before and following the U.S. presidential election at the beginning of November 2016, biotech companies ended the calendar year down slightly from the start of the fourth quarter 2016. However, on the back of both drug approvals (as of September 29, 2017, the U.S. Food & Drug Administration had approved 34 novel drugs,1 12 more than in the whole of 20162) and deal making,3 biotech stocks rose during most the first nine months of 2017 to end the 12-month period up 16.77%. Positive contributions to the Fund’s performance came mainly from three companies: Celgene (10.1% of Fund net assets†), Incyte (3.9% of Fund net assets†), and Vertex Pharmaceuticals (4.4% of Fund net assets†). The company that detracted most from performance was Allergan (5.8% of Fund net assets†).

Environmental Services – continuing strong demand

The three hurricanes that hit the U.S. and its territories in the Caribbean were probably significant drivers behind the steep improvement in the performance of environmental services stocks in both August and September. The outcome of each weather occurrence was devastation with tons of debris that need to be both cleared away and disposed. While U.S. stocks accounted for the vast majority of the Fund’s healthy positive total return (gaining 24.31% during the period), the single Canadian stock in the Fund (Waste Connections, 9.8% of Fund net assets†) was the best performing company over the 12-month period. Only two companies detracted from performance over the period, CECO Environmental (2.0% of Fund net assets†) and Stericycle (3.6% of Fund net assets†).

3

VANECK VECTORS ETFs

(unaudited)

Gaming – Macau revenues continue to improve

The Fund posted a rise of 21.58% for the 12-month period. The fourth quarter of 2016 was particularly tumultuous with the Fund dropping fast and far in December and ending 2016 well below the level at which it started the quarter. However, during the first three quarters of 2017, gaming stocks followed an upward trajectory and ended the 12-month period significantly higher than they started the year. In Macau, China—the world’s biggest gaming hub—following a solid first six months, the improvement in the gaming industry’s fortunes over the final six months of the period under review was particularly impressive. In each month of the 12-month period, the gross revenue from “Games of Fortune” (as the Macau authorities4 describe them) was higher than that recorded in the same month in the prior year. In September 2017, it was 16.1% higher than in September 2016.5 This marked the 14th consecutive month of year-on-year improvement. In Nevada, following two lackluster months in the fourth quarter of 2016, January was a particularly encouraging month for the gaming industry. At nearly $1.04 billion, the state’s “win revenue” for the month was the highest recorded since February 2013.6 Thereafter, between February and August, more often than not, such revenues were higher than those recorded in the same month in 2016. U.S. listed companies were the leading contributors to performance, followed by those listed in China (Hong Kong). The other major contributors were companies in Malaysia and Australia. Gaming businesses in Ireland, South Korea, and Sweden were the main detractors from the Fund’s overall positive performance.

Generic Drugs – challenged by supply imbalances

The Fund had a challenging and disappointing 12 months, ending the period down 7.58%. According to Chip Davis, CEO of the Association for Accessible Medicines, the trade group for generic and biosimilar medicines, the “root cause of recent pain” for companies has been an “imbalance in supply and demand.”7 According to CNBC, Mr. Davis also expects generic drugmakers will continue to feel pressure in the pharmaceutical market amid declining prices and nearly flat revenues.8 In addition to “tumbling” prices, the industry was not helped by “brutal” second-quarter earnings.9 The pharmaceuticals sector detracted the most from the Fund’s performance. The majority of positive performance was provided by the life sciences tools and services sector. In terms of individual companies, Teva Pharmaceutical Industries (5.6% of Fund net assets†) was the single largest detractor from performance. The company was affected by a plethora of troubles, including weak sales, low profits, cut dividends, the sudden departure of its CEO, and missed estimates for both earnings per share and revenue.

Pharmaceutical – a difficult 12 months

In contrast with biotech stocks, pharmaceutical stocks had a lackluster 12 months, ending the period up 2.59%. Having ended the first six months down 3.33%, they traded sideways for the following six months to end the period only just in the black. As with the biotech and generic drug industries, pharmaceuticals were not helped by President Trump’s use of his Twitter account toward the end of 2016 to protest against the price of drugs. While companies in U.S. were the greatest positive contributors to the Fund’s overall performance, Israel, with its single company–Teva Pharmaceutical Industries (4.9% of Fund net assets†)–detracted most from performance.

Retail – eCommerce continues to thrive

The Fund returned 6.25% for the 12-month period under review. Retail sales (excluding automobiles, gasoline stations, and restaurants) in the U.S. over the last three months of 2016 proved to be solid. In November and December, sales increased 4% over 2015 to reach $658.3 billion.10 This included some $122.9 billion of non-store sales, up 12.6% over 2015.11 Retail sales (excluding automobiles, gasoline stations, and restaurants) continued to hold up over the first seven months of 2017, rising (month-over-month) between 0.2% and 0.6%.12 In August, while retail sales may have been down 0.2% from July (on a seasonally adjusted basis) and, on a year-over-year basis, they “showed some strength, increasing 3.7% unadjusted.”13 However, for many small companies the going remained difficult. By the middle of June, some 300 retailers had filed for bankruptcy. Although most of the filings were for small companies there were also some high profile retail store bankruptcies in the U.S. including The Limited, Gymboree, Wet Seal, BCBG Max Azria, and Payless ShoeSource.14 While stores involved in Internet and catalog retailing, together with specialty retailers, contributed by far the most to the positive performance of the Fund, food and staples retailing companies also made useful contributions to performance. Both multi-line retailers and health care providers and services were detractors from performance.

4

Semiconductor – industry sales continue to boom

The Fund was the best performing ETF in the suite, returning 35.63% for the 12-month period under review. With global semiconductor sales in 2016 of $338.9 billion, the industry recorded its highest ever annual sales.15 Sales in December 2016 of $31.0 billion bettered sales in December 2015 by 12.3%.16 Thereafter semiconductor sales in the first two quarters of 2017 remained strong. Sales in the first quarter of 2017 were $92.6 billion. First half 2017 sales were up 20.8% over first half 2016 sales.17 According to John Neuffer, president and CEO of the Semiconductor Industry Association: “Worldwide semiconductor sales increased on a year-to-year basis for the 12th consecutive month in July, reflecting impressive and sustained growth for the global semiconductor market.”18 In July, global sales were up 3.1% from the previous month and 24.0% from the previous year.19 In August, for the first time ever, global sales reached $35 billion and were up 4% from the previous month and 23.9% from the previous year.20 NVIDIA (5.3% of Fund net assets†) and Micron Technology (5.2% of Fund net assets†), both in the U.S., were the two best performing companies. Qualcomm (4.9% of Fund net assets†) detracted most from the Fund’s performance.

†	All Fund assets referenced are Total Net Assets as of September 30, 2017.
‡	S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial, and transportation sectors.

[1]	U.S. Food & Drug Administration: Novel Drug Approvals for 2017, https://www.fda.gov/Drugs/DevelopmentApprovalProcess/DrugInnovation/ucm537040.htm, Accessed October 2, 2017d
[2]	U.S. Food & Drug Administration: Novel Drug Approvals for 2016, https://www.fda.gov/Drugs/DevelopmentApprovalProcess/DrugInnovation/ucm483775.htm
[3]	PitchBook: M&A in biotech & pharma to heat up after fall of ‘Trumpcare’, https://pitchbook.com/news/articles/ma-in-biotech-pharma-to-heat-up-after-fall-of-trumpcare
[4]	Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/information/DadosEstat_mensal/2017/index.html
[5]	Ibid.
[6]	Las Vegas Sun: Nevada gaming revenue up 12 percent in January, eclipses $1 billion, https://lasvegassun.com/news/2017/feb/28/nevada-gaming-revenue-up-12-percent-in-january-ecl/
[7]	CNBC: The generic drug market ‘is at risk now’ from deflation, trade group says, https://www.cnbc.com/2017/08/10/the-generic-drug-market-is-at-risk-now-from-deflation-trade-group-says.html
[8]	Ibid.
[9]	Investors Business Daily: Generic Drug Makers Face Pricing Issues That Other Pharmas Don’t, http://www.investors.com/news/technology/generic-drug-makers-face-pricing-issues-unlike-other-pharma-companies/
[10]	National Retail Federation: Holiday retail sales increased 4 percent in 2016, https://nrf.com/news/holiday-retail-sales-increased-4-percent-2016
[11]	Ibid.
[12]	National Retail Federation: Economy, https://nrf.com/news/retail-sales
[13]	National Retail Federation: RETAIL SALES DOWN SLIGHTLY IN AUGUST FROM JULY BUT UP OVER 2016, https://nrf.com/media/press-releases/retail-sales-down-slightly-august-july-over-2016
[14]	CNN Money: Retail bloodbath: Bankruptcy filings pile up, http://money.cnn.com/2017/06/13/news/companies/retail-bankruptcies/index.html
[15]	Semiconductor Industry Association: Global Semiconductor Sales Reach $339 Billion in 2016, https://www.semiconductors.org/news/2017/02/02/global_sales_report_2015/global_semiconductor_sales_reach_339_billion_in_2016/
[16]	Ibid.
[17]	Semiconductor Industry Association: Mid-Year Global Semiconductor Sales Up 21 Percent Compared to 2016, https://www.semiconductors.org/news/2017/08/04/global_sales_report_2017/mid_year_global_semiconductor_sales_up_21_percent_com pared_to_2016/
[18]	Semiconductor Industry Association: Global Semiconductor Sales Increase 24 Percent Year-to-Year in July, https://www.semiconductors.org/news/2017/09/05/global_sales_report_2017/global_semiconductor_sales_increase_24_percent_year_to_ year_in_july/
[19]	Ibid.
[20]	Semiconductor Industry Association: Monthly Semiconductor Sales Reach $35 Billion Globally for First Time in August, https://www.semiconductors.org/news/2017/10/02/global_sales_report_2017/monthly_semiconductor_sales_reach_35_billion_globally_for_first_time_in_august/

5

VANECK VECTORS BIOTECH ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVBBHTR[1]	Share Price	NAV	MVBBHTR[1]
One Year	16.77%	16.77%	16.91%	16.77%	16.77%	16.91%
Five Year	20.13%	20.15%	20.34%	150.20%	150.41%	152.33%
Life*	26.21%	26.19%	26.40%	284.00%	283.79%	287.43%

*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.

[1]	MVIS® US Listed Biotech 25 Index (MVBBHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from biotechnology, which includes companies engaged primarily in research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment (excluding pharmacies).

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

6

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	AXENVTR[1]	Share Price	NAV	AXENVTR[1]
One Year	24.94%	24.31%	25.01%	24.94%	24.31%	25.01%
Five Year	13.22%	12.98%	13.54%	86.01%	84.11%	88.65%
Ten Year	6.10%	6.08%	6.65%	80.70%	80.48%	90.43%

[1]	NYSE Arca Environmental Services Index (AXENVTR) is a modified equal dollar-weighted index comprised of publicly traded companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources.

Hypothetical Growth of $10,000 (Ten Year)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

7

VANECK VECTORS GAMING ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVBJKTR[1]	Share Price	NAV	MVBJKTR[1]
One Year	21.25%	21.58%	22.15%	21.25%	21.58%	22.15%
Five Year	8.22%	8.02%	8.34%	48.40%	47.10%	49.24%
Life*	3.47%	3.44%	4.15%	39.24%	38.80%	48.27%

*	Commencement of Fund: 1/22/08; First Day of Secondary Market Trading: 1/24/08.

[1]	MVIS® Global Gaming Index (MVBJKTR) is a rules-based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.

Index data prior to September 24, 2012 reflects that of the S-Network Global Gaming Index (WAGRT). From September 24, 2012, forward, the index data reflects that of the Fund’s underlying index, VanEck Vectors Global Gaming Index (MVBJKTR). Index history which includes periods prior to September 24, 2012 reflects a blend of the performance of WAGRT and MVB-JKTR and is not intended for third party use.

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

8

VANECK VECTORS GENERIC DRUGS ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	IGNRXT[1]	Share Price	NAV	IGNRXT[1]
One Year	(9.20)%	(7.58)%	(6.68)%	(9.20)%	(7.58)%	(6.68)%
Life*	(7.13)%	(6.37)%	(5.66)%	(11.94)%	(10.70)%	(9.53)%

*	Commencement of Fund: 1/12/16; First Day of Secondary Market Trading: 1/13/16.

[1]	Indxx Global Generics & New Pharma Index (IGNRXT) a rules-based, modified capitalization weighted index. The Index includes exchange-listed companies, on a global basis, that derive a significant proportion (as determined by Indxx, LLC) of their revenues (or that have the potential to derive a significant proportion of their revenues) from the generic drug industry, or that have a primary business focus on the generic drug industry.

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

9

VANECK VECTORS PHARMACEUTICAL ETF

PERFORMANCE COMPARISON

 September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVPPHTR[1]	Share Price	NAV	MVPPHTR[1]
One Year	2.57%	2.59%	2.62%	2.57%	2.59%	2.62%
Five Year	9.86%	9.84%	9.83%	60.04%	59.90%	59.82%
Life*	11.15%	10.96%	10.93%	84.27%	82.45%	82.12%

*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.

[1]	MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from pharmaceuticals, which includes companies engaged primarily in research and development as well as production, marketing and sales of pharmaceuticals.

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

10

VANECK VECTORS RETAIL ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVRTHTR[1]	Share Price	NAV	MVRTHTR[1]
One Year	6.45%	6.25%	6.04%	6.45%	6.25%	6.04%
Five Year	14.33%	14.31%	14.13%	95.36%	95.21%	93.61%
Life*	16.16%	15.92%	15.72%	137.70%	134.87%	132.62%

*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.

[1]	MVIS(® US Listed Retail 25 Index (MVRTHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from retail, which includes companies engaged primarily in retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

11

VANECK VECTORS SEMICONDUCTOR ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVSMHTR[1]	Share Price	NAV	MVSMHTR[1]
One Year	35.39%	35.63%	35.64%	35.39%	35.63%	35.64%
Five Year	26.08%	26.07%	26.00%	218.56%	218.44%	217.54%
Life*	23.30%	23.36%	23.28%	235.64%	236.62%	235.35%

*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.

[1]	MVIS(® US Listed Semiconductor 25 Index (MVSMHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 13 for more information.

12

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The net asset value (NAV) of each VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of each fund; it is calculated by taking the total assets of each fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAVs are not necessarily the same as each ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Past performance is no guarantee of future results.

The Biotech Index, Gaming Index, Pharmaceutical Index, Retail Index, and Semiconductor Index are published by MV Index Solutions GmbH (MVIS®), which is a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. The Environmental Services Index is published by ICE Data Indices, LLC (ICE Data). The Generic Drugs Index is published by Indxx, LLC.

MVIS, Indxx, and ICE Data are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

13

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 to September 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	April 1, 2017-
	April 1, 2017	September 30, 2017	During Period	September 30, 2017
Biotech ETF
Actual	$1,000.00	$1,125.90	0.35%	$1.87
Hypothetical**	$1,000.00	$1,023.31	0.35%	$1.78
Environmental Services ETF
Actual	$1,000.00	$1,106.20	0.55%	$2.90
Hypothetical**	$1,000.00	$1,022.31	0.55%	$2.79
Gaming ETF
Actual	$1,000.00	$1,128.70	0.65%	$3.47
Hypothetical**	$1,000.00	$1,021.81	0.65%	$3.29
Generic Drugs ETF
Actual	$1,000.00	$1,000.40	0.56%	$2.81
Hypothetical**	$1,000.00	$1,022.26	0.56%	$2.84
Pharmaceutical ETF
Actual	$1,000.00	$1,061.20	0.36%	$1.86
Hypothetical**	$1,000.00	$1,023.26	0.36%	$1.83
Retail ETF
Actual	$1,000.00	$1,030.90	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.31	0.35%	$1.78
Semiconductor ETF
Actual	$1,000.00	$1,171.00	0.35%	$1.90
Hypothetical**	$1,000.00	$1,023.31	0.35%	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended September 30, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
14

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 99.9%
Ireland: 1.8%
259,942	Alkermes Plc (USD) *	$13,215,451
Netherlands: 3.0%
687,826	QIAGEN NV (USD)	21,666,519
Spain: 2.8%
917,676	Grifols SA (ADR)	20,087,928
United States: 92.3%
300,244	ACADIA Pharmaceuticals, Inc. * †	11,310,191
224,419	Alexion Pharmaceuticals, Inc. *	31,483,742
202,223	Allergan Plc	41,445,604
155,185	Alnylam Pharmaceuticals, Inc. *	18,232,686
382,173	Amgen, Inc.	71,256,156
121,657	Biogen Idec, Inc. *	38,093,240
362,507	BioMarin Pharmaceutical, Inc. *	33,738,526
55,914	Bluebird Bio, Inc. *	7,679,788
496,333	Celgene Corp. *	72,375,278
152,978	Charles River Laboratories International, Inc. *	16,524,684
818,861	Gilead Sciences, Inc.	66,344,118
157,013	Illumina, Inc. *	31,276,990
239,715	Incyte Corp. *	27,984,329
257,705	Ionis Pharmaceuticals, Inc. *	13,065,644
272,372	Neurocrine Biosciences, Inc. *	16,690,956
338,365	Quintiles Transnational Holdings, Inc. *	32,168,361
72,341	Regeneron Pharmaceuticals, Inc. *	32,345,108
181,469	Seattle Genetics, Inc. * †	9,873,728
232,859	Shire Plc (ADR)	35,660,027
66,452	TESARO, Inc. * †	8,578,953
123,100	United Therapeutics Corp. *	14,426,089
207,332	Vertex Pharmaceuticals, Inc. *	31,522,757
		662,076,955
Total Common Stocks (Cost: $712,792,104)		717,046,853
MONEY MARKET FUND: 0.1% (Cost: $575,936)
575,936	Dreyfus Government Cash Management Fund – Institutional Shares	575,936
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $713,368,040)		717,622,789
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
Repurchase Agreements: 4.0%
$6,769,983	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $6,770,592; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $6,905,383 including accrued interest)	$6,769,983
6,769,983	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.05%, due 10/2/17, proceeds $6,770,575; (collateralized by various U.S. government and agency obligations, 0.13% to 3.50%, due 4/15/18 to 3/20/46, valued at $6,905,383 including accrued interest)	6,769,983
6,769,983	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $6,770,587; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $6,905,383 including accrued interest)	6,769,983
1,424,004	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $1,424,129; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $1,452,484 including accrued interest)	1,424,004
6,769,983	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $6,770,592; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $6,905,383 including accrued interest)	6,769,983
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $28,503,936)		28,503,936
Total Investments: 104.0% (Cost: $741,871,976)		746,126,725
Liabilities in excess of other assets: (4.0)%		(28,796,292)
NET ASSETS: 100.0%		$717,330,433

See Notes to Financial Statements

15

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (continued)

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,118,551.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	61.7%	$442,658,522
Health Care	28.5	204,920,138
Life Sciences Tools & Services	9.7	69,468,193
Money Market Fund	0.1	575,936
	100.0%	$717,622,789

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$717,046,853	$—	$—	$717,046,853
Money Market Fund	575,936	—	—	575,936
Repurchase Agreements	—	28,503,936	—	28,503,936
Total	$717,622,789	$28,503,936	$—	$746,126,725

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

16

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 9.8%
24,010	Waste Connections, Inc. (USD)	$1,679,740
United Kingdom: 10.0%
19,372	Steris Plc (USD)	1,712,485
United States: 80.3%
15,419	ABM Industries, Inc.	643,126
24,773	Advanced Disposal Services, Inc. *	624,032
28,049	Calgon Carbon Corp.	600,249
7,010	Cantel Medical Corp.	660,132
18,937	Casella Waste Systems, Inc. *	356,016
40,112	Ceco Environmental Corp.	339,348
10,916	Clean Harbors, Inc. *	618,937
41,829	Covanta Holding Corp. †	621,161
33,199	Darling International, Inc. *	581,646
13,283	Donaldson Company, Inc.	610,221
16,397	Heritage-Crystal Clean, Inc. *	356,635
27,350	Layne Christensen Co. * †	343,242
62,525	Newpark Resources, Inc. *	625,250
25,407	Republic Services, Inc.	1,678,386
12,223	Schnitzer Steel Industries, Inc.	344,077
8,579	Stericycle, Inc. *	614,428
9,505	Tennant Co.	629,231
10,335	Tenneco, Inc.	627,024
13,831	Tetra Tech, Inc.	643,833
11,577	US Ecology, Inc.	622,843
21,470	Waste Management, Inc.	1,680,457
		13,820,274
Total Common Stocks (Cost: $15,183,659)		17,212,499
Number of Shares		Value

MONEY MARKET FUND: 0.2% (Cost: $42,125)
42,125	Dreyfus Government Cash Management Fund – Institutional Shares	$42,125
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $15,225,784)		17,254,624

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.4% (Cost: $936,694)
Repurchase Agreement: 5.4%
$936,694	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $936,778; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $955,428 including accrued interest)	936,694
Total Investments: 105.7% (Cost: $16,162,478)		18,191,318
Liabilities in excess of other assets: (5.7)%		(987,106)
NET ASSETS: 100.0%		$17,204,212

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $907,584.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.6%	$627,024
Consumer Staples	3.4	581,646
Energy	3.6	625,250
Health Care	13.8	2,372,617
Industrials	69.9	12,061,636
Materials	5.5	944,326
Money Market Fund	0.2	42,125
	100.0%	$17,254,624

See Notes to Financial Statements

17

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (continued)

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$17,212,499	$—	$—	$17,212,499
Money Market Fund	42,125	—	—	42,125
Repurchase Agreement	—	936,694	—	936,694
Total	$17,254,624	$936,694	$—	$18,191,318

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

18

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 96.5%
Australia: 14.1%
81,373	Aristocrat Leisure Ltd. #	$1,344,512
62,526	Crown Ltd. #	556,147
103,424	Star Entertainment Group Ltd. #	426,421
103,110	TABCORP Holdings Ltd. #	345,751
199,943	Tatts Group Ltd. #	625,720
		3,298,551
Canada: 0.9%
10,154	Stars Group, Inc. (USD) * †	208,157
China / Hong Kong: 26.3%
278,240	Galaxy Entertainment Group Ltd. #	1,967,231
33,045	Melco Crown Entertainment Ltd. (ADR)	797,045
108,000	Melco International Development Ltd. #	312,900
151,700	MGM China Holdings Ltd. † #	364,116
315,200	Sands China Ltd. #	1,648,717
390,000	SJM Holdings Ltd. #	358,316
264,000	Wynn Macau Ltd. #	714,065
		6,162,390
Greece: 1.6%
35,904	OPAP SA #	380,446
Ireland: 4.1%
9,652	Paddy Power Betfair Plc #	961,961
Japan: 4.0%
10,300	Heiwa Corp. † #	204,033
8,279	Sankyo Co. Ltd. #	264,076
33,800	Sega Sammy Holdings, Inc. #	472,309
		940,418
Malaysia: 2.8%
524,798	Genting Malaysia Bhd #	668,881
Malta: 1.6%
32,586	Kindred Group Plc (SDR) #	374,189
New Zealand: 1.0%
86,019	Sky City Entertainment Group Ltd.	233,187
Singapore: 3.8%
1,026,000	Genting Singapore Plc #	886,216
South Africa: 0.6%
100,947	Tsogo Sun Holdings Ltd. #	151,062
South Korea: 2.9%
17,866	Kangwon Land, Inc. #	546,631
9,245	Paradise Co. Ltd. #	122,337
		668,968
Sweden: 1.9%
19,736	Betsson AB † #	179,653
33,359	NetEnt AB #	258,497
		438,150
Number of Shares		Value

United Kingdom: 5.6%
28,929	GVC Holdings Plc #	$318,544
246,839	Ladbrokes Plc	404,360
28,229	Playtech Ltd. #	347,991
71,645	William Hill Plc	242,613
		1,313,508
United States: 25.3%
10,238	Boyd Gaming Corp.	266,700
1,790	Churchill Downs, Inc.	369,098
18,007	International Game Technology Plc	442,072
28,821	Las Vegas Sands Corp.	1,849,155
47,240	MGM Resorts International	1,539,552
10,114	Penn National Gaming, Inc. *	236,566
8,193	Wynn Resorts Ltd.	1,220,102
		5,923,245
Total Common Stocks (Cost: $23,594,052)		22,609,329
REAL ESTATE INVESTMENT TRUST: 3.4% (Cost: $791,046)
United States: 3.4%
21,602	Gaming and Leisure Properties, Inc.	796,898
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $24,385,098)		23,406,227

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.8% (Cost: $422,757)
Repurchase Agreement: 1.8%
$422,757	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $422,795; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $431,212 including accrued interest)	422,757
Total Investments: 101.7% (Cost: $24,807,855)		23,828,984
Liabilities in excess of other assets: (1.7)%		(393,296)
NET ASSETS: 100.0%		$23,435,688

See Notes to Financial Statements

19

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (continued)

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $403,330.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,800,722 which represents 63.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	94.0%	$22,002,841
Information Technology	2.6	606,488
Real Estate	3.4	796,898
	100.0%	$23,406,227

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,298,551	$—	$3,298,551
Canada	208,157	—	—	208,157
China / Hong Kong	797,045	5,365,345	—	6,162,390
Greece	—	380,446	—	380,446
Ireland	—	961,961	—	961,961
Japan	—	940,418	—	940,418
Malaysia	—	668,881	—	668,881
Malta	—	374,189	—	374,189
New Zealand	233,187	—	—	233,187
Singapore	—	886,216	—	886,216
South Africa	—	151,062	—	151,062
South Korea	—	668,968	—	668,968
Sweden	—	438,150	—	438,150
United Kingdom	646,973	666,535	—	1,313,508
United States	5,923,245	—	—	5,923,245
Real Estate Investment Trust*	796,898	—	—	796,898
Repurchase Agreement	—	422,757	—	422,757
Total	$8,605,505	$15,223,479	$—	$23,828,984

* See Schedule of Investments for geographic sector breakouts.

During the year ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $388,946, and transfers of securities from Level 2 to Level 1 were $916,055. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

20

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 99.8%
Belgium: 4.3%
2,037	UCB SA #	$145,210
China / Hong Kong: 8.6%
64,000	CSPC Pharmaceutical Group Ltd. #	107,571
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	4,187
5,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	20,760
8,000	Shanghai Pharmaceuticals Holding Co. Ltd. #	19,603
78,000	Sino Biopharmaceutical Ltd. #	82,645
12,400	Sinopharm Group Co. Ltd. #	54,932
		289,698
Finland: 1.5%
1,091	Orion OYJ #	50,670
Germany: 1.9%
653	Stada Arzneimittel AG	63,565
Hungary: 1.5%
1,952	Richter Gedeon Nyrt #	48,680
India: 18.3%
6,137	Aurobindo Pharma Ltd. #	65,081
6,285	Biocon Ltd. #	31,980
10,723	Cadila Healthcare Ltd. #	77,326
8,429	Cipla Ltd. #	75,644
1,737	Dr Reddy’s Laboratories Ltd. (ADR)	61,976
4,732	Lupin Ltd. #	73,498
25,131	Sun Pharmaceuticals Industries Ltd. #	193,946
1,773	Torrent Pharmaceuticals Ltd. #	33,428
		612,879
Indonesia: 1.8%
491,000	Kalbe Farma Tbk PT #	60,749
Ireland: 8.1%
1,609	Alkermes Plc (USD) *	81,802
566	ICON Plc (USD) *	64,456
1,494	Perrigo Co. Plc (USD)	126,467
		272,725
Israel: 7.0%
424	Taro Pharmaceutical Industries Ltd. (USD) *	47,781
10,625	Teva Pharmaceutical Industries Ltd. (ADR)	187,000
		234,781
Japan: 6.5%
1,000	Hisamitsu Pharmaceutical Co., Inc. #	48,040
6,000	Kyowa Hakko Kirin Co. Ltd. #	102,197
900	Taisho Pharmaceutical Holdings Co. Ltd. #	68,361
		218,598
Number of Shares		Value

Jordan: 1.2%
2,521	Hikma Pharmaceuticals Plc (GBP) #	$41,011
South Africa: 3.2%
4,781	Aspen Pharmacare Holdings Ltd. #	107,548
South Korea: 6.3%
1,285	Celltrion, Inc. * #	159,653
652	Hanmi Science Co. Ltd. * #	52,451
		212,104
Switzerland: 6.1%
780	Lonza Group AG #	205,115
United States: 23.5%
1,157	Albemarle Corp.	157,711
499	Charles River Laboratories International, Inc. *	53,902
1,084	INC Research Holdings, Inc. *	56,693
1,041	Mallinckrodt Plc *	38,902
5,617	Mylan NV *	176,205
5,859	Opko Health, Inc. * †	40,193
656	PRA Health Sciences, Inc. *	49,968
2,268	Quintiles Transnational Holdings, Inc. *	215,619
		789,193
Total Common Stocks (Cost: $3,509,871)		3,352,526
MONEY MARKET FUND: 0.8% (Cost: $26,739)
26,739	Dreyfus Government Cash Management Fund – Institutional Shares	26,739
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $3,536,610)		3,379,265

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2% (Cost: $40,465)
Repurchase Agreement: 1.2%
$40,465	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $40,469; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $41,274 including accrued interest)	40,465
Total Investments: 101.8% (Cost: $3,577,075)		3,419,730
Liabilities in excess of other assets: (1.8)%		(58,871)
NET ASSETS: 100.0%		$3,360,859

See Notes to Financial Statements

21

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (continued)

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,183.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,930,286 which represents 57.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	9.3%	$313,628
Health Care Distributors	2.2	74,535
Life Sciences Tools & Services	19.1	645,753
Pharmaceuticals	63.9	2,160,899
Specialty Chemicals	4.7	157,711
Money Market Fund	0.8	26,739
	100.0%	$3,379,265

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$145,210	$—	$145,210
China / Hong Kong	—	289,698	—	289,698
Finland	—	50,670	—	50,670
Germany	63,565	—	—	63,565
Hungary	—	48,680	—	48,680
India	61,976	550,903	—	612,879
Indonesia	—	60,749	—	60,749
Ireland	272,725	—	—	272,725
Israel	234,781	—	—	234,781
Japan	—	218,598	—	218,598
Jordan	—	41,011	—	41,011
South Africa	—	107,548	—	107,548
South Korea	—	212,104	—	212,104
Switzerland	—	205,115	—	205,115
United States	789,193	—	—	789,193
Money Market Fund	26,739	—	—	26,739
Repurchase Agreement	—	40,465	—	40,465
Total	$1,448,979	$1,970,751	$—	$3,419,730

During the year ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $21,263. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements

See Notes to Financial Statements

22

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 99.8%
Denmark: 4.8%
287,173	Novo-Nordisk AS (ADR) †	$13,827,380
France: 4.9%
277,992	Sanofi SA (ADR)	13,841,222
Ireland: 10.0%
340,991	Endo International Plc (USD) *	2,920,588
83,210	Jazz Pharmaceuticals Plc (USD) *	12,169,463
157,846	Perrigo Co. Plc (USD)	13,361,664
		28,451,715
Israel: 4.9%
796,696	Teva Pharmaceutical Industries Ltd. (ADR)	14,021,850
Switzerland: 4.9%
163,831	Novartis AG (ADR)	14,064,891
United Kingdom: 11.6%
452,826	AstraZeneca Plc (ADR) †	15,341,745
343,461	GlaxoSmithKline Plc (ADR) †	13,944,517
37,343	GW Pharmaceuticals Plc (ADR) *	3,789,941
		33,076,203
United States: 58.7%
178,312	AbbVie, Inc.	15,844,804
156,601	Akorn, Inc. *	5,197,587
153,184	AmerisourceBergen Corp.	12,675,976
229,479	Bristol-Myers Squibb Co.	14,626,991
156,925	Catalent, Inc. *	6,264,446
153,583	Eli Lilly & Co.	13,137,490
105,144	Johnson & Johnson	13,669,771
150,622	Mallinckrodt Plc *	5,628,744
81,302	McKesson Corp.	12,488,800
214,671	Merck and Co., Inc.	13,745,384
383,530	Mylan NV *	12,031,336
135,246	Patterson Cos, Inc.	5,227,258
404,193	Pfizer, Inc.	14,429,690
696,661	Valeant Pharmaceuticals International, Inc. * †	9,983,152
195,063	Zoetis, Inc.	12,437,217
		167,388,646
Total Common Stocks (Cost: $345,027,453)		284,671,907
MONEY MARKET FUND: 0.1% (Cost: $257,899)
257,899	Dreyfus Government Cash Management Fund – Institutional Shares	257,899
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $345,285,352)		284,929,806
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9%
Repurchase Agreements: 3.9%
$2,664,107	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $2,664,347; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $2,717,389 including accrued interest)	$2,664,107
490,419	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $490,462; (collateralized by various U.S. government and agency obligations, 2.13%, due 2/29/24, valued at $500,227 including accrued interest)	490,419
2,664,107	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $2,664,345; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $2,717,389 including accrued interest)	2,664,107
70,256	Repurchase agreement dated 9/29/17 with J.P. Morgan Securities LLC, 1.05%, due 10/2/17, proceeds $70,262; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 5/31/18 to 8/15/44, valued at $71,661 including accrued interest)	70,256
2,664,107	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $2,664,345; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $2,717,389 including accrued interest)	2,664,107
2,664,107	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $2,664,347; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $2,717,389 including accrued interest)	2,664,107
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $11,217,103)		11,217,103
Total Investments: 103.8% (Cost: $356,502,455)		296,146,909
Liabilities in excess of other assets: (3.8)%		(10,956,933)
NET ASSETS: 100.0%		$285,189,976

See Notes to Financial Statements

23

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (continued)

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,050,667.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Health Care	24.7%	$70,275,964
Pharmaceuticals	75.2	214,395,943
Money Market Fund	0.1	257,899
	100.0%	$284,929,806

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$284,671,907	$—	$—	$284,671,907
Money Market Fund	257,899	—	—	257,899
Repurchase Agreements	—	11,217,103	—	11,217,103
Total	$284,929,806	$11,217,103	$—	$296,146,909

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

24

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number
of Shares		Value

COMMON STOCKS: 100.1%
China / Hong Kong: 4.1%
62,911	JD.com, Inc. (ADR) *	$2,403,200
United States: 96.0%
9,916	Amazon.com, Inc. *	9,532,747
17,026	AmerisourceBergen Corp.	1,408,902
2,464	AutoZone, Inc. *	1,466,351
10,140	Bed Bath & Beyond, Inc. †	237,986
20,580	Best Buy Co., Inc.	1,172,237
24,993	Cardinal Health, Inc.	1,672,532
18,322	Costco Wholesale Corp.	3,010,121
36,438	CVS Caremark Corp.	2,963,138
22,974	Dollar General Corp.	1,862,043
27,036	Home Depot, Inc.	4,422,008
14,173	Kohl’s Corp. †	646,997
85,730	Kroger Co.	1,719,744
21,694	L Brands, Inc. †	902,687
37,572	Lowe’s Cos, Inc.	3,003,506
31,812	MACY’S, Inc.	694,138
17,224	McKesson Corp.	2,645,779
8,073	O’Reilly Automotive, Inc. *	1,738,682
34,874	Ross Stores, Inc.	2,251,814
49,511	Sysco Corp.	2,671,118
45,150	Target Corp.	2,664,302
26,476	The Gap, Inc.	781,836
35,870	TJX Cos., Inc.	2,644,695
35,600	Walgreens Boots Alliance, Inc.	2,749,032
45,389	Wal-Mart Stores, Inc.	3,546,696
		56,409,091
Total Common Stocks (Cost: $66,899,379)		58,812,291
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$760,525	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $760,593; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $775,735 including accrued interest)	$760,525
1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,760,525)		1,760,525
Total Investments: 103.1% (Cost: $68,659,904)		60,572,816
Liabilities in excess of other assets: (3.1)%		(1,826,532)
NET ASSETS: 100.0%		$58,746,284

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,698,259.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	61.9%	$36,425,229
Consumer Staples	28.3	16,659,849
Health Care	9.8	5,727,213
	100.0%	$58,812,291

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$58,812,291	$—	$—	$58,812,291
Repurchase Agreements	—	1,760,525	—	1,760,525
Total	$58,812,291	$1,760,525	$—	$60,572,816

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

25

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number
of Shares		Value

COMMON STOCKS: 100.1%
Bermuda: 1.9%
864,943	Marvell Technology Group Ltd. (USD)	$15,482,480
Netherlands: 9.5%
241,783	ASML Holding NV (USD) †	41,393,250
303,581	NXP Semiconductors NV (USD) *	34,331,975
		75,725,225
Taiwan: 10.2%
2,176,860	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	81,741,093
United States: 78.5%
1,629,419	Advanced Micro Devices, Inc. * †	20,775,092
412,671	Analog Devices, Inc.	35,559,860
845,856	Applied Materials, Inc.	44,060,639
151,611	Broadcom Ltd.	36,771,732
429,418	Cadence Design Systems, Inc. *	16,949,128
103,756	Cavium, Inc. *	6,841,671
1,924,275	Intel Corp.	73,276,392
251,451	KLA-Tencor Corp.	26,653,806
206,347	Lam Research Corp.	38,182,449
485,389	Maxim Integrated Products, Inc.	23,157,909
395,370	Microchip Technology, Inc. †	35,496,319
1,055,807	Micron Technology, Inc. *	41,524,889
180,024	Microsemi Corp. *	9,267,636
236,505	NVIDIA Corp.	42,279,999
695,665	ON Semiconductor Corp. *	12,848,933
156,037	Qorvo, Inc. *	11,028,695
749,911	Qualcomm, Inc.	38,875,386
307,568	Skyworks Solutions, Inc.	31,341,179
340,488	Teradyne, Inc.	12,696,797
460,990	Texas Instruments, Inc.	41,323,144
404,429	Xilinx, Inc.	28,645,706
		627,557,361
Total Common Stocks (Cost: $804,594,190)		800,506,159
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.9%
Repurchase Agreements: 4.9%
$9,365,858	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $9,366,701; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $9,553,175 including accrued interest)	$9,365,858
1,970,667	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%,due 10/2/17, proceeds $1,970,838; (collateralized by various U.S. government and agency obligations, 2.13%, due 2/29/24, valued at $2,010,080 including accrued interest)	1,970,667
9,365,858	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $9,366,693; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $9,553,175 including accrued interest)	9,365,858
9,365,858	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $9,366,693; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $9,553,175 including accrued interest)	9,365,858
9,365,858	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $9,366,701; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $9,553,176 including accrued interest)	9,365,858
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $39,434,099)		39,434,099
Total Investments: 105.0% (Cost: $844,028,289)		839,940,258
Liabilities in excess of other assets: (5.0)%		(39,887,601)
NET ASSETS: 100.0%		$800,052,657

See Notes to Financial Statements

26

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,637,822.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	14.9%	$119,734,248
Semiconductor Equipment	20.4	162,986,941
Semiconductors	64.7	517,784,970
	100.0%	$800,506,159

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$800,506,159	$—	$—	$800,506,159
Repurchase Agreements	—	39,434,099	—	39,434,099
Total	$800,506,159	$39,434,099	$—	$839,940,258

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

27

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2017

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF
Assets:
Investments, at value (1) (2)	$717,622,789	$17,254,624	$23,406,227	$3,379,265
Short-term investments held as collateral for securities loaned (3)	28,503,936	936,694	422,757	40,465
Cash	—	—	—	—
Cash denominated in foreign currency, at value (4)	—	—	284	2,716
Receivables:
Investment securities sold	—	2,452,495	—	—
Shares sold	—	—	—	—
Due from Adviser	—	3,621	—	20,657
Dividends	8,913	22,538	97,621	3,901
Prepaid expenses	6,235	180	324	31
Total assets	746,141,873	20,670,152	23,927,213	3,447,035

Liabilities:
Payables:
Investment securities purchased	—	395,431	—	—
Collateral for securities loaned	28,503,936	936,694	422,757	40,465
Line of credit	—	—	—	—
Due to Adviser	192,362	—	2,716	—
Due to custodian.	—	2,084,425	15,606	—
Deferred Trustee fees	35,785	2,454	6,243	10
Accrued expenses	79,357	46,936	44,203	45,701
Total liabilities	28,811,440	3,465,940	491,525	86,176
NET ASSETS	$717,330,433	$17,204,212	$23,435,688	$3,360,859
Shares outstanding	5,346,503	200,000	550,000	150,000
Net asset value, redemption and offering price per share	$134.17	$86.02	$42.61	$22.41

Net assets consist of:
Aggregate paid in capital	$723,005,348	$21,846,250	$30,523,555	$3,727,174
Net unrealized appreciation (depreciation)	4,254,749	2,028,840	(978,796)	(157,273)
Undistributed net investment income	2,529,843	122,134	604,910	20,513
Accumulated net realized gain (loss)	(12,459,507)	(6,793,012)	(6,713,981)	(229,555)
	$717,330,433	$17,204,212	$23,435,688	$3,360,859
(1) Value of securities on loan	$28,118,551	$907,584	$403,330	$38,183
(2) Cost of investments	$713,368,040	$15,225,784	$24,385,098	$3,536,610
(3) Cost of short-term investments held as collateral for securities loaned	$28,503,936	$936,694	$422,757	$40,465
(4) Cost of cash denominated in foreign currency	$—	$—	$284	$2,697

See Notes to Financial Statements

28

Pharmaceutical ETF	Retail ETF	Semiconductor ETF

$284,929,806	$58,812,291	$800,506,159
11,217,103	1,760,525	39,434,099
73,719	—	4,139
—	—	—

—	—	—
—	—	2,339
—	—	—
323,580	37,817	110,712
2,674	735	5,206
296,546,882	60,611,368	840,062,654

—	—	—
11,217,103	1,760,525	39,434,099
—	—	247,284
71,674	8,097	247,768
—	51,950	—
21,755	4,949	25,174
46,374	39,563	55,672
11,356,906	1,865,084	40,009,997
$285,189,976	$58,746,284	$800,052,657
4,938,138	721,531	8,570,937
$57.75	$81.42	$93.34

$356,559,884	$68,770,501	$798,714,325
(60,355,546)	(8,087,088)	(4,088,031)
1,067,099	851,261	7,500,486
(12,081,461)	(2,788,390)	(2,074,123)
$285,189,976	$58,746,284	$800,052,657
$11,050,667	$1,698,259	$38,637,822
$345,285,352	$66,899,379	$804,594,190
$11,217,103	$1,760,525	$39,434,099
$—	$—	$—

See Notes to Financial Statements

29

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2017

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF
Income:
Dividends	$5,386,388	$261,448	$843,289	$37,769
Securities lending income	78,361	2,941	3,272	5,413
Foreign taxes withheld	(50,233)	(2,337)	(18,125)	(3,620)
Total income	5,414,516	262,052	828,436	39,562

Expenses:
Management fees	2,270,074	92,593	114,186	20,418
Professional fees	89,700	57,120	54,481	47,178
Insurance	6,539	215	256	31
Trustees’ fees and expenses	13,611	402	446	51
Reports to shareholders.	49,812	10,794	15,096	14,492
Indicative optimized portfolio value fee	5,000	—	6,848	5,360
Custodian fees.	17,937	1,350	6,015	16,282
Registration fees	5,873	6,532	5,932	5,328
Transfer agent fees	2,400	2,400	2,387	2,400
Fund accounting fees	34,289	1,065	3,741	3,616
Interest	3,859	333	1,194	829
Other	18,491	2,199	4,247	4,096
Total expenses	2,517,585	175,003	214,829	120,081
Waiver of management fees	(243,683)	(72,819)	(65,192)	(20,418)
Expenses assumed by the Adviser	—	—	—	(76,374)
Net expenses	2,273,902	102,184	149,637	23,289
Net investment income	3,140,614	159,868	678,799	16,273

Net realized gain (loss) on:
Investments	(3,921,838)	(314,590)	(954,154)	(187,551)
In-kind redemptions	17,925,118	4,043,667	2,063,589	248,785
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(6,252)	5,808
Net realized gain	14,003,280	3,729,077	1,103,183	67,042

Net change in unrealized appreciation (depreciation) on:
Investments	84,996,662	178,828	2,504,320	(106,627)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(2,747)	2
Net change in unrealized appreciation (depreciation)	84,996,662	178,828	2,501,573	(106,625)
Net Increase (Decrease) in Net Assets Resulting from Operations	$102,140,556	$4,067,773	$4,283,555	$(23,310)

See Notes to Financial Statements

30

Pharmaceutical ETF	Retail ETF	Semiconductor ETF

$7,457,814	$1,460,119	$12,497,531
36,536	2,661	50,470
(443,586)	—	(545,711)
7,050,764	1,462,780	12,002,290

989,366	283,681	2,416,649
69,463	59,458	76,284
3,206	1,406	4,634
6,803	2,341	12,747
26,553	29,815	29,079
5,000	4,998	5,000
7,277	4,303	19,819
5,521	5,061	5,146
2,387	2,786	2,400
14,556	4,398	33,669
12,790	1,237	20,751
2,369	4,510	13,153
1,145,291	403,994	2,639,331
(143,130)	(119,085)	(201,986)
—	—	—
1,002,161	284,909	2,437,345
6,048,603	1,177,871	9,564,945

(5,979,474)	(990,478)	16,881
13,959,507	1,172,947	221,330,886
—	—	—
7,980,033	182,469	221,347,767

1,765,322	2,134,169	(6,994,961)
—	—	—
1,765,322	2,134,169	(6,994,961)
$15,793,958	$3,494,509	$223,917,751

See Notes to Financial Statements

31

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF

	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income	$3,140,614	$1,702,727	$159,868	$157,460
Net realized gain (loss)	14,003,280	8,194,712	3,729,077	1,075,833
Net change in unrealized appreciation (depreciation)	84,996,662	(11,399,323)	178,828	1,814,655
Net increase (decrease) in net assets resulting from operations	102,140,556	(1,501,884)	4,067,773	3,047,948

Dividends to shareholders:
Dividends from net investment income	(1,715,606)	(1,869,172)	(132,750)	(170,000)

Share transactions:**
Proceeds from sale of shares	188,497,661	141,425,835	12,005,278	3,356,139
Cost of shares redeemed	(170,506,515)	(191,118,834)	(16,156,568)	(3,406,498)
Increase (Decrease) in net assets resulting from share transactions	17,991,146	(49,692,999)	(4,151,290)	(50,359)
Total increase (decrease) in net assets	118,416,096	(53,064,055)	(216,267)	2,827,589
Net Assets, beginning of period	598,914,337	651,978,392	17,420,479	14,592,890
Net Assets, end of period†	$717,330,433	$598,914,337	$17,204,212	$17,420,479
† Including undistributed net investment income	$2,529,843	$1,104,835	$122,134	$119,922

** Shares of Common Stock Issued (no par value)
Shares sold	1,600,000	1,250,000	150,000	50,000
Shares redeemed	(1,450,000)	(1,750,000)	(200,000)	(50,000)
Net increase (decrease)	150,000	(500,000)	(50,000)	—

* Commencement of operations

See Notes to Financial Statements

32

Gaming ETF		Generic Drugs ETF		Pharmaceutical ETF
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Period January 12, 2016* through September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016

$678,799	$588,473	$16,273	$6,737	$6,048,603	$5,886,451
1,103,183	(3,609,513)	67,042	(41,959)	7,980,033	(8,539,825)
2,501,573	7,968,522	(106,625)	(50,648)	1,765,322	(22,231,883)
4,283,555	4,947,482	(23,310)	(85,870)	15,793,958	(24,885,257)

(586,300)	(909,300)	(19,400)	—	(5,854,105)	(6,437,588)

14,154,237	—	4,333,286	2,521,970	786,410,157	335,719,958
(14,296,884)	(8,016,264)	(3,365,817)	—	(743,098,245)	(386,756,125)
(142,647)	(8,016,264)	967,469	2,521,970	43,311,912	(51,036,167)
3,554,608	(3,978,082)	924,759	2,436,100	53,251,765	(82,359,012)
19,881,080	23,859,162	2,436,100	—	231,938,211	314,297,223
$23,435,688	$19,881,080	$3,360,859	$2,436,100	$285,189,976	$231,938,211
$604,910	$522,377	$20,513	$6,258	$1,067,099	$872,601

350,000	—	200,000	100,000	14,500,000	5,400,000
(350,000)	(250,000)	(150,000)	—	(13,600,000)	(6,350,000)
—	(250,000)	50,000	100,000	900,000	(950,000)

See Notes to Financial Statements

33

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Retail ETF		Semiconductor ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income	$1,177,871	$1,825,711	$9,564,945	$4,266,314
Net realized gain	182,469	11,123,462	221,347,767	89,252,283
Net increase from payment from Adviser (See Note 3)	—	—	—	340,000
Net change in unrealized appreciation (depreciation)	2,134,169	(2,141,071)	(6,994,961)	21,502,117
Net increase in net assets resulting from operations	3,494,509	10,808,102	223,917,751	115,360,714

Dividends to shareholders:
Dividends from net investment income	(1,772,514)	(3,353,072)	(4,764,060)	(5,557,739)

Share transactions:**
Proceeds from sale of shares	32,054,970	107,980,044	10,938,048,365	6,483,334,545
Cost of shares redeemed	(93,737,069)	(200,637,218)	(10,934,279,639)	(6,206,930,426)
Increase (Decrease) in net assets resulting from share transactions	(61,682,099)	(92,657,174)	3,768,726	276,404,119
Total increase (decrease) in net assets	(59,960,104)	(85,202,144)	222,922,417	386,207,094
Net Assets, beginning of period	118,706,388	203,908,532	577,130,240	190,923,146
Net Assets, end of period†	$58,746,284	$118,706,388	$800,052,657	$577,130,240
† Including undistributed net investment income	$851,261	$1,445,904	$7,500,486	$2,986,492

** Shares of Common Stock Issued (no par value)
Shares sold	400,000	1,400,000	137,800,000	114,550,000
Shares redeemed	(1,200,000)	(2,650,000)	(137,550,000)	(110,050,000)
Net increase (decrease)	(800,000)	(1,250,000)	250,000	4,500,000

See Notes to Financial Statements

34

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Biotech ETF
	For the Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$115.25	$114.45	$105.84	$82.74	$54.07
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.33	0.24	(0.03)	0.01
Net realized and unrealized gain on investments	18.67	0.81	8.37	23.13	28.85
Total from investment operations	19.25	1.14	8.61	23.10	28.86
Less:
Dividends from net investment income	(0.33)	(0.34)	—	— (d)	(0.02)
Distributions from net realized capital gains	—	—	—	—	(0.17)
Total dividends and distributions	(0.33)	(0.34)	—	—	(0.19)
Net asset value, end of year	$134.17	$115.25	$114.45	$105.84	$82.74
Total return (b)	16.77%	0.97%	8.13%	27.92%	53.55%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$717,330	$598,914	$651,978	$539,423	$434,089
Ratio of gross expenses to average net assets	0.39%	0.40%	0.40%	0.41%	0.41%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.48%	0.29%	0.18%	(0.03)%	0.01%
Portfolio turnover rate (c)	27%	41%	12%	11%	0%

	Environmental Services ETF
	For the Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$69.68	$58.37	$64.57	$62.43	$49.65
Income from investment operations:
Net investment income	0.66 (a)	0.63	0.73	1.00	0.91
Net realized and unrealized gain (loss) on investments	16.21	11.36	(5.88)	1.89	12.66
Total from investment operations	16.87	11.99	(5.15)	2.89	13.57
Less:
Dividends from net investment income	(0.53)	(0.68)	(1.05)	(0.75)	(0.79)
Net asset value, end of year	$86.02	$69.68	$58.37	$64.57	$62.43
Total return (b)	24.31%	20.75%	(8.18)%	4.62%	27.67%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$17,204	$17,420	$14,593	$16,142	$18,729
Ratio of gross expenses to average net assets	0.95%	0.93%	1.15%	0.92%	1.01%
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.86%	1.00%	1.15%	1.32%	1.60%
Portfolio turnover rate (c)	20%	40%	19%	13%	5%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Amount represents less than $0.005 per share

See Notes to Financial Statements

35

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the Year Ended September 30,
	2017	2016		2015	2014	2013
Net asset value, beginning of year	$36.15	$29.82		$43.38	$47.49	$34.22
Income from investment operations:
Net investment income	1.13 (a)	0.94	(a)	1.12 (a)	1.76	1.10
Net realized and unrealized gain (loss) on investments	6.40	6.69		(12.80)	(5.35)	13.55
Total from investment operations	7.53	7.63		(11.68)	(3.59)	14.65
Less:
Dividends from net investment income	(1.07)		(1.30)	(1.88)	(0.52)	(1.38)
Net asset value, end of year	$42.61	$36.15		$29.82	$43.38	$47.49
Total return (b)	21.58%		26.23%	(27.91)%	(7.76)%	44.14%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$23,436	$19,881		$23,859	$43,384	$56,982
Ratio of gross expenses to average net assets	0.94%		0.93%	1.00%	0.73%	0.83%
Ratio of net expenses to average net assets	0.65%		0.67%	0.66%	0.65%	0.65%
Ratio of net expenses to average net assets excluding interest expense	0.65%		0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.97%		2.88%	2.92%	2.73%	2.73%
Portfolio turnover rate (c)	22%		29%	27%	35%	16%

	Generic Drugs ETF
	For the Year Ended September 30, 2017	For the Period January 12, 2016 (d) through September 30, 2016
Net asset value, beginning of period	$24.36	$25.21
Income from investment operations:
Net investment income	0.09 (a)	0.07
Net realized and unrealized loss on investments	(1.94)		(0.92)
Total from investment operations	(1.85)		(0.85)
Less:
Dividends from net investment income	(0.10)	—
Net asset value, end of period	$22.41	$24.36
Total return (b)	(7.58)%	(3.37	)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 3,361	$ 2,436
Ratio of gross expenses to average net assets	2.94%	5.70	%(f)
Ratio of net expenses to average net assets	0.57%	0.55	%(f)
Ratio of net expenses to average net assets excluding interest expense	0.55%	0.55	%(f)
Ratio of net investment income to average net assets	0.40%	0.39	%(f)
Portfolio turnover rate (c)	61%	47	%(e)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Commencement of operations
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

36

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Pharmaceutical ETF
	For the Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$57.44	$63.01	$63.54	$47.89	$41.03
Income from investment operations:
Net investment income	1.18 (a)	1.24 (a)	1.31	1.02	1.08
Net realized and unrealized gain (loss) on investments	0.26	(5.41)	(0.62)	15.66	7.78
Total from investment operations	1.44	(4.17)	0.69	16.68	8.86
Less:
Dividends from net investment income	(1.13)	(1.40)	(1.22)	(1.03)	(2.00)
Net asset value, end of year	$57.75	$57.44	$63.01	$63.54	$47.89
Total return (b)	2.59%	(6.72)%	0.96%	35.19%	22.44%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$285,190	$231,938	$314,297	$405,888	$241,267
Ratio of gross expenses to average net assets	0.40%	0.41%	0.41%	0.42%	0.43%
Ratio of net expenses to average net assets	0.35%	0.35%	0.36%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	2.14%	2.04%	1.78%	1.85%	2.30%
Portfolio turnover rate (c)	40%	25%	12%	14%	3%

	Retail ETF
	For the Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$78.02	$73.57	$62.27	$55.34	$44.88
Income from investment operations:
Net investment income	1.15 (a)	0.93 (a)	1.12 (a)	0.60	0.27
Net realized and unrealized gain on investments	3.64	5.27	10.47	6.94	11.04
Total from investment operations	4.79	6.20	11.59	7.54	11.31
Less:
Dividends from net investment income	(1.39)	(1.75)	(0.29)	(0.61)	(0.85)
Net asset value, end of year	$81.42	$78.02	$73.57	$62.27	$55.34
Total return (b)	6.25%	8.42%	18.63%	13.65%	25.69%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$58,746	$118,706	$203,909	$66,724	$42,696
Ratio of gross expenses to average net assets	0.50%	0.43%	0.42%	0.63%	0.69%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.46%	1.22%	1.49%	1.23%	1.84%
Portfolio turnover rate (c)	17%	9%	5%	3%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Semiconductor ETF
	For the Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$69.36	$49.97	$51.10	$39.88	$31.66
Income from investment operations:
Net investment income	1.10 (a)	0.82 (a)	1.08 (a)	0.62	0.72
Net realized and unrealized gain (loss) on investments	23.46	19.67	(1.58)	11.26	8.20
Payment from Adviser	—	0.04 (d)	—	—	—
Total from investment operations	24.56	20.53	(0.50)	11.88	8.92
Less:
Dividends from net investment income	(0.58)	(1.14)	(0.63)	(0.66)	(0.70)
Net asset value, end of year	$93.34	$69.36	$49.97	$51.10	$39.88
Total return (b)	35.63%	41.73%	(1.09)%	30.13%	28.70%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$800,053	$577,130	$190,923	$414,959	$262,017
Ratio of gross expenses to average net assets	0.38%	0.41%	0.41%	0.41%	0.43%
Ratio of net expenses to average net assets	0.35%	0.36%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.38%	1.45%	2.01%	1.68%	1.81%
Portfolio turnover rate (c)	22%	53%	18%	9%	4%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	For the year ended September 30, 2016, 0.06% of total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

38

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2017

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of September 30, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Biotech ETF, Environmental Services ETF, Gaming ETF, Generic Drugs ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by Indxx LLC, ICE Data Indices, LLC or MV Index Solutions GmbH (“MVIS”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Biotech ETF	December 20, 2011	MVIS® US Listed Biotech 25 Index*
Environmental Services ETF	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF	January 22, 2008	MVIS® Global Gaming Index*
Generic Drugs ETF	January 12, 2016	Indxx Global Generics & New Pharma Index
Pharmaceutical ETF	December 20, 2011	MVIS® US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	MVIS® US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	MVIS® US Listed Semiconductor 25 Index*

*	Published by MV Index Solutions GmbH

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation-The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the
39

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
40

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of September 30, 2017 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the year ended September 30, 2017.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at September 30, 2017 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2018, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

41

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The current expense limitations, management fee rates and the amounts waived/assumed by the Adviser for the year ended September 30, 2017, are as follows:

Fund	Expense Limitations	Management Fee Rates	Waiver of Management Fees	Expenses Assumed by the Adviser
Biotech ETF	0.35%	0.35%	$243,683	$—
Environmental Services ETF	0.55	0.50	72,819	—
Gaming ETF	0.65	0.50	65,192	—
Generic Drugs ETF	0.55	0.50	20,418	76,374
Pharmaceutical ETF	0.35	0.35	143,130	—
Retail ETF	0.35	0.35	119,085	—
Semiconductor ETF	0.35	0.35	201,986	—

During the year ended September 30, 2016, the Adviser voluntarily reimbursed the Semiconductor ETF $340,000 for transactional losses. This reimbursement is reflected in the Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended September 30, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Biotech ETF	$176,336,280	$174,057,418
Environmental Services ETF	3,658,218	7,805,245
Gaming ETF	5,034,979	4,976,291
Generic Drugs ETF	2,817,384	2,424,682
Pharmaceutical ETF	112,913,776	112,988,742
Retail ETF	14,049,410	15,319,770
Semiconductor ETF	145,983,765	141,094,360

Note 5—Income Taxes—As of September 30, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$742,857,199	$54,983,748	$(51,714,222)	$ 3,269,526
Environmental Services ETF	16,169,156	2,136,087	(113,925)	2,022,162
Gaming ETF	25,370,583	1,999,738	(3,541,337)	(1,541,599)
Generic Drugs ETF	3,605,888	431,392	(617,550)	(186,158)
Pharmaceutical ETF	356,504,894	5,931,994	(66,289,979)	(60,357,985)
Retail ETF	68,694,513	2,765,224	(10,886,921)	(8,121,697)
Semiconductor ETF	844,028,289	14,257,580	(18,345,611)	(4,088,031)

At September 30, 2017, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Biotech ETF	$2,565,628	$(11,474,284)	$(35,785)	$ 3,269,526	$ (5,674,915)
Environmental Services ETF	121,949	(6,783,695)	(2,454)	2,022,162	(4,642,038)
Gaming ETF	587,278	(6,129,043)	(4,578)	(1,541,524)	(7,087,867)
Generic Drugs ETF	20,523	(200,742)	(10)	(186,086)	(366,315)
Pharmaceutical ETF	1,088,854	(12,079,022)	(21,755)	(60,357,985)	(71,369,908)
Retail ETF	856,210	(2,753,781)	(4,949)	(8,121,697)	(10,024,217)
Semiconductor ETF	7,525,660	(2,074,123)	(25,174)	(4,088,031)	1,338,332
42

The tax character of dividends paid to shareholders during the years ended September 30, 2017 and September 30, 2016 was as follows:

Fund	2017 Dividends Ordinary Income	2016 Dividends Ordinary Income
Biotech ETF	$1,715,606	$1,869,172
Environmental Services ETF	132,750	170,000
Gaming ETF	586,300	909,300
Generic Drugs ETF	19,400	—
Pharmaceutical ETF	5,854,105	6,437,588
Retail ETF	1,772,514	3,353,072
Semiconductor ETF	4,764,060	5,557,739

At September 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Amount Expiring in the Year Ended September 30, 2018	Total
Biotech ETF	$—	$(11,474,284)	$—	$(11,474,284)
Environmental Services ETF	(539,614)	(5,764,706)	(479,375)	(6,783,695)
Gaming ETF	(2,187,113)	(3,941,930)	—	(6,129,043)
Generic Drugs ETF	(120,655)	(80,087)	—	(200,742)
Pharmaceutical ETF	(5,362,815)	(6,716,207)	—	(12,079,022)
Retail ETF	(1,336,686)	(1,417,095)	—	(2,753,781)
Semiconductor ETF	(1,648,128)	(425,995)	—	(2,074,123)

During the year ended September 30, 2017, Environmental Services ETF had $6,445,705 of its accumulated capital loss carryforwards expire.

During the year ended September 30, 2017, Semiconductor ETF utilized $29,112 of its accumulated capital losses available from previous years.

During the year ended September 30, 2017, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, and tax treatment of in-kind redemptions, the Funds incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Undistributed Net Investment Income (Loss)	Increase (Decrease) in Accumulated Net Realized Gain (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Biotech ETF	$—	$(17,589,331)	$17,589,331
Environmental Services ETF	(24,906)	2,451,849	(2,426,943)
Gaming ETF	(9,966)	(1,962,244)	1,972,210
Generic Drugs ETF	17,382	(255,117)	237,735
Pharmaceutical ETF	—	(13,958,912)	13,958,912
Retail ETF	—	(1,164,638)	1,164,638
Semiconductor ETF	(286,891)	(220,802,617)	221,089,508

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2017, the Funds did not incur any interest or penalties.

43

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Capital Share Transactions—As of September 30, 2017, there was an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the year ended September 30, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Biotech ETF	$188,500,550	$170,556,678
Environmental Services ETF	12,000,670	11,997,400
Gaming ETF	13,022,593	13,154,273
Generic Drugs ETF	3,094,928	2,523,974
Pharmaceutical ETF	786,304,488	742,811,426
Retail ETF	32,052,693	93,098,156
Semiconductor ETF	10,937,423,778	10,933,640,643

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrences affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volitality and uncertainty in European and global markets.

A more complete description of risks is included in each Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination

44

from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at September 30, 2017 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents the amount of repurchase agreements held as collateral by type of security on loan pledged as of September 30, 2017:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Biotech ETF	$28,503,936
Environmental Services ETF	936,694
Gaming ETF	422,757
Generic Drugs ETF	40,465
Pharmaceutical ETF	11,217,103
Retail ETF	1,760,525
Semiconductor ETF	39,434,099

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2017, the following Funds borrowed under this Facility:

45

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of September 30, 2017
Biotech ETF	95	$676,831	2.29%	$—
Environmental Services ETF	4	1,277,626	2.24	—
Gaming ETF	75	146,518	1.94	—
Generic Drugs ETF	6	329,594	2.35	—
Pharmaceutical ETF	225	817,658	2.28	—
Retail ETF	158	121,837	2.14	—
Semiconductor ETF	233	1,042,713	2.21	247,284

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended September 30, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividend from net investment income was declared and paid subsequent to September 30, 2017:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Pharmaceutical ETF	10/2/17	10/3/17	10/6/17	$0.2210
46

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of VanEck Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VanEck Vectors Biotech ETF, VanEck Vectors Environmental Services ETF, VanEck Vectors Gaming ETF, VanEck Vectors Generic Drugs ETF, VanEck Vectors Pharmaceutical ETF, VanEck Vectors Retail ETF and VanEck Vectors Semiconductor ETF (seven of the series constituting VanEck Vectors ETF Trust) (the “Funds”) as of September 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VanEck Vectors Biotech ETF, VanEck Vectors Environmental Services ETF, VanEck Vectors Gaming ETF, VanEck Vectors Generic Drugs ETF, VanEck Vectors Pharmaceutical ETF, VanEck Vectors Retail ETF and VanEck Vectors Semiconductor ETF (seven of the series constituting VanEck Vectors ETF Trust) at September 30, 2017, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
November 27, 2017

47

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2017 income tax purposes will be sent to them in early 2018. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2017:

	Biotech ETF	Environmental Services ETF	Gaming ETF		Generic Drugs ETF		Pharmaceutical ETF		Retail ETF	Semiconductor ETF
Record Date	12/21/2016	12/21/2016	12/21/2016		12/21/2016		10/05/16 & 12/30/16	04/05/17 & 07/06/17	12/21/2016	12/21/2016
Ex Date	12/19/2016	12/19/2016	12/19/2016		12/19/2016		10/03/16 & 12/28/16	04/03/17 & 07/03/17	12/19/2016	12/19/2016
Payable Date	12/23/2016	12/23/2016	12/23/2016		12/23/2016		10/07/16 & 01/04/17	04/07/17 & 07/10/17	12/23/2016	12/23/2016
Amount Paid Per Share	$0.327000	$0.531000	$1.066000		$0.097000		$0.359700	$0.769100	$1.394000	$0.576000

Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00%	68.42	%*	92.80	%*	81.88%	75.74%	100.00%	42.14%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	100.00%	100.00%	19.81	%*	6.64	%*	53.09%	50.16%	100.00%	49.05%
Foreign Source Income	—	—	69.93	%*	93.87	%*	—	—	—	—
Foreign Taxes Paid Per Share	—	—	0.014412	**	0.010024	**	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed up for foreign taxes.
**	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

48

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

September 30, 2017 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees:
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	59	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to June 2015, and Board Member of the CFA Society of Stamford, July 2009 to present; Advisory Board member, MainStay Fund Complex[4], June 2015 to December 2015; Trustee, MainStay Fund Complex[4], January 2016 to present.
R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	71	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.
Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	59	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.
Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	71	Director, Food and Friends, Inc., 2013 to present.
Interested Trustee:
Jan F. van Eck, 1963[5]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President, Chief Executive Officer and Owner of the Adviser, Van Eck Associates Corporation; Director, President and Chief Executive Officer, VESC; Director, President and Chief Executive Officer, VEARA.	59	Director, National Committee on US-China Relations.

1	The address for each Trustee and Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust, and the Trust.
4	The MainStay Fund Complex consists of MainStay Funds Trust, MainStay Funds, MainStay VP Funds Trust, Private Advisors Alternative Strategies Master Fund, Private Advisors Alternative Strategies Fund and MainStay DefinedTerm Municipal Opportunities Fund.
5	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
49

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

September 30, 2017 (unaudited) (continued)

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2016); Associate, Clifford Chance US LLP (October 2011-April 2016); Officer of other investment companies advised by the Adviser.
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.
Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.
Simon Chen, 1971	Assistant Vice President	Since 2012	Greater China Director of the Adviser (since January 2012); General Manager, SinoMarkets Ltd. (June 2007-December 2011).
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001-July 2008).
Susan C. Lashley, 1955	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.
Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016) and Assistant Secretary (Since 2008)	Vice President (since 2016), Associate General Counsel and Assistant Secretary (since 2008) and Assistant Vice President (2008 to 2016) of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Officer of other investment companies advised by the Adviser.
James Parker, 1969	Assistant Treasurer	Since June 2014	Manager (Portfolio Administration) of the Adviser (since June 2010); Vice President of JPMorgan Chase & Co. (April 1999-January 2010).
Philipp Schlegel, 1974	Vice President	Since 2016	Senior Director of Van Eck Switzerland AG (since 2010).
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016) and Secretary and Chief Legal Officer (Since 2014)	Senior Vice President (since 2016), General Counsel and Secretary (since 2014) and Vice President (2006 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser.
Bruce J. Smith, 1955	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.
Irina Toyberman, 1973	Chief Compliance Officer	Since September 2017	Chief Compliance Officer of the Adviser, VESC and the Adviser (since September 2017); Deputy Chief Compliance Officer and Director of Compliance of the Adviser, VESC and the Adviser (March 2014 to September 2017); Vice President and Compliance Manager of Allianz Global Investors U.S. LLC (July 2006 to March 2014).

1	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
50

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2017 (unaudited)

At a meeting held on June 9, 2017 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Asia ex Japan Equal Weight ETF, Australia Equal Weight ETF, Australia Hedged Equal Weight ETF, Biotech ETF, Brazil Equal Weight ETF, China Equal Weight ETF, Environmental Services ETF, Europe Equal Weight ETF, Europe Hedged Equal Weight ETF, Gaming ETF, Generic Drugs ETF, Germany Equal Weight ETF, Global Chemicals ETF, Global Spin-Off ETF, Hong Kong Equal Weight ETF, India Equal Weight ETF, Italy Equal Weight ETF, Japan Equal Weight ETF, Japan Hedged Equal Weight ETF, Mexico Equal Weight ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, Pharmaceutical ETF, Retail ETF, Russia Equal Weight ETF, Semiconductor ETF, South Africa Equal Weight ETF, South Korea Equal Weight ETF, Spain Equal Weight ETF, Taiwan Equal Weight ETF and United Kingdom Equal Weight ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2017. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Broadridge. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 8, 2017 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, except for VanEck Vectors Morningstar Wide Moat ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and median of its peer group of funds. The

51

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2017 (unaudited) (continued)

Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, except for each of VanEck Vectors Gaming ETF, Generic Drugs ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Asia ex Japan Equal Weight ETF, Australia Equal Weight ETF, Australia Hedged Equal Weight ETF, Brazil Equal Weight ETF, China Equal Weight ETF, Europe Equal Weight ETF, Europe Hedged Equal Weight ETF, Germany Equal Weight ETF, Global Chemicals ETF, Hong Kong Equal Weight ETF, India Equal Weight ETF, Italy Equal Weight ETF, Japan Equal Weight ETF, Japan Hedged Equal Weight ETF, Mexico Equal Weight ETF, Russia Equal Weight ETF, South Africa Equal Weight ETF, South Korea Equal Weight ETF, Spain Equal Weight ETF, Taiwan Equal Weight ETF and United Kingdom Equal Weight ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees also could not consider the historical performance or the quality of services previously provided to each of these Funds, although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2017 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

52

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INDUAR

ANNUAL REPORT September 30, 2017

VANECK VECTORS®

Global Spin-Off ETF	SPUN®

Morningstar International Moat ETF	MOTI®

Morningstar Wide Moat ETF	MOAT®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of September 30, 2017, and are subject to change.

VANECK VECTORS ETFs

September 30, 2017 (unaudited)

Dear Shareholder:

We are pleased to present this annual report for the three strategic equity exchange-traded funds (ETFs) of the VanEck Vectors® ETF Trust for the 12-month period ended September 30, 2017.

Moativated Investing

Both VanEck Vectors Morningstar Wide Moat ETF (NYSE Arca: MOAT) and VanEck Vectors Morningstar International Moat ETF (NYSE Arca: MOTI) outperformed broad market indices over the past 12 months by investing in companies identified by Morningstar as having sustainable competitive advantages and trading at attractive valuations. While the S&P 500® Index1 gained 18.61%, MOAT returned 19.96%* and MOTI 26.91%,* both based on net asset value. MOTI also comfortably outperformed the MSCI All Country World Index ex-USA (MSCI ACWI ex-USA)2—up 19.61% over the 12-month period.

MOTI—An Impressive Story

MOTI’s story has been an impressive one. Building on both the success and popularity of MOAT and its approach to investing in the U.S., we launched MOTI in 2015 in order to expand investor access to Morningstar’s top equity research ideas in the international arena. While MOTI’s performance these last 12 months alone has been notable, its returns since inception have been equally inspiring. Ranked in the 4th percentile (13th of 316 funds) this last year among its Morningstar peer group (US Fund Foreign Large Value), for the period since inception MOTI is ranked in the 6th percentile (22nd of 324 funds).3

Growth of $100 Since MOTI’s Inception

July 13, 2015 – September 30, 2017

Source: Morningstar, FactSet. Not intended to be a forecast of future events, a guarantee of future results or investment advice. This graph illustrates a hypothetical $100 investment in MOTI invested at net asset value (NAV). Returns reflect capital appreciation and the reinvestment of dividends and capital gains, if any, as well as all fees and expenses. The category average is calculated using a weighted average of the NAV return of the share classes of the funds within the category and reflects the reinvestment of all dividends and fees and expenses applicable to the funds in the category, but does not reflect the payment of transaction costs that are associated with an investment in the funds. A category average’s performance is not illustrative of an investment in all of the funds in that category. Category averages are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

But MOTI’s story has not just been one of performance, it has also been one of investor popularity. Having started the 12-month period with $12.8 million in assets under management, this figure had risen more than six-fold to $81.6 million by its fiscal year end. We have high hopes for the fund going forward.

1

VANECK VECTORS ETFs

(unaudited)

Access investment and market insights from VanEck’s investment professionals by subscribing to our blogs. To subscribe to the Moat Investing updates, please contact us at 800.826.2333 or visit vaneck.com/subscription to register.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the 12-month period ending September 30, 2017. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

October 23, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in a fund. An index’s performance is not illustrative of a fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

*	Returns are based on net asset value. All Fund assets referenced are Total Net Assets as of September 30, 2017.

[1]	S&P 500® Index consists of 500 widely held common stocks covering the leading industries in the U.S. economy.

[2]	The MSCI ACWI ex USA Index (MSCI ACWI ex-USA) captures large- and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S.

[3]	As of September 30, 2017. US Fund Foreign Large Value Category: foreign large-value portfolios invest mainly in big international stocks that are less expensive or growing more slowly than other large-cap stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow). These portfolios typically will have less than 20% of assets invested in U.S. stocks.
2

Management Discussion (unaudited)

All three VanEck Vectors Strategic Equity ETFs posted notable positive returns for the 12-month period under review.

Source: VanEck. Returns based on each fund’s net asset value (NAV). The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Global Spin-Off

VanEck Vectors Global Spin-Off ETF (NYSE Arca: SPUN) returned 14.37%. During this 12-month period, U.S. companies were by far the largest contributors to the Fund’s total returns. The three sectors contributing the most to performance were materials, information technology, and consumer discretionary. The energy and telecommunication services sectors were the only negative contributors to the Fund’s performance. New Zealand and the Cayman Islands were the largest detractors from performance.

Morningstar International Moat

For the 12-month period, VanEck Vectors Morningstar International Moat ETF (NYSE Arca: MOTI) returned 26.91%. The primary driver of the Fund’s performance was the financials sector. Companies in the industrials, healthcare, consumer discretionary, and information technology sectors also contributed solid positive performance. Only one sector detracted from performance: energy.

Morningstar Wide Moat

VanEck Vectors Morningstar Wide Moat ETF (NYSE Arca: MOAT) returned 19.96% for the 12-month period. The primary drivers of performance were the Fund’s exposures to the consumer discretionary and financials sectors. In addition, stocks in the information technology, industrials, and healthcare sectors contributed solid positive returns. The materials sector contributed the least to the Fund’s performance.

3

VANECK VECTORS GLOBAL SPIN-OFF ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	GSPIN[1]	Share Price	NAV	GSPIN[1]
One Year	15.43%	14.37%	14.86%	15.43%	14.37%	14.86%
Life*	8.75%	8.60%	9.12%	21.39%	20.98%	22.34%

*	Commencement of Fund: 6/9/15; First Day of Secondary Market Trading: 6/10/15.

[1]	Horizon Kinetics Global Spin-Off Index (GSPIN) is a rules-based, equal-weighted index intended to track the performance of listed, publicly-held spin-offs that are domiciled and trade in the U.S. or developed markets of Western Europe and Asia.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 7 for more information.

4

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

PERFORMANCE COMPARISON

September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MGEUMFUN[1]	Share Price	NAV	MGEUMFUN[1]
One Year	27.37%	26.91%	27.84%	27.37%	26.91%	27.84%
Life*	8.90%	8.66%	9.45%	20.80%	20.21%	22.15%

*	Commencement of Fund: 7/13/15; First Day of Secondary Market Trading: 7/14/15.

[1]	Morningstar® Global ex-US Moat Focus IndexSM (MGEUMFUN) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”).

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 7 for more information.

5

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

PERFORMANCE COMPARISON

 September 30, 2017 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MWMFTR[1]	Share Price	NAV	MWMFTR[1]
One Year	19.82%	19.96%	20.54%	19.82%	19.96%	20.54%
Five Year	14.69%	14.73%	15.31%	98.45%	98.77%	103.85%
Life*	14.88%	14.87%	15.45%	112.53%	112.48%	118.36%

*	Commencement of Fund: 4/24/12; First Day of Secondary Market Trading: 4/25/12.

[1]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).

Hypothetical Growth of $10,000 (Since Inception)
This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 7 for more information.

6

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The net asset value (NAV) of each VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of each fund; it is calculated by taking the total assets of each fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAVs are not necessarily the same as each ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns assume that dividends have been reinvested.

The Horizon Kinetics Global Spin-Off Index is published by Horizon Kinetics, LLC (Horizon Kinetics). The Morningstar® Global ex-US Moat Focus IndexSM and Morningstar® Wide Moat Focus IndexSM are published by Morningstar. The Morningstar name and logo are registered trademarks of Morningstar. Morningstar Global ex-US Moat Focus IndexSM and Morningstar Wide Moat Focus IndexSM are service marks of Morningstar.

Horizon Kinetics and Morningstar are referred to herein as the “Index Providers”. The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

7

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 to September 30, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	April 1, 2017-
	April 1, 2017	September 30, 2017	During Period	September 30, 2017
Global Spin-Off ETF
Actual	$1,000.00	$1,059.70	0.55%	$2.84
Hypothetical**	$1,000.00	$1,022.31	0.55%	$2.79
Morningstar International Moat ETF
Actual	$1,000.00	$1,145.20	0.57%	$3.07
Hypothetical**	$1,000.00	$1,022.21	0.57%	$2.89
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,074.30	0.48%	$2.50
Hypothetical**	$1,000.00	$1,022.66	0.48%	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended September 30, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses.

See Notes to Financial Statements

8

VANECK VECTORS GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 84.5%
Australia: 2.1%
24,768	Orora Ltd. #	$60,446
24,612	South32 Ltd. #	63,692
		124,138
Cayman Islands: 1.1%
1,846	Theravance Biopharma, Inc. (USD) * †	63,207
China / Hong Kong: 3.3%
260,000	China Overseas Property Holdings Ltd. #	62,402
7,500	CK Asset Holdings Ltd. #	62,357
680,000	Global Brands Group Holding Ltd. * #	65,642
		190,401
Finland: 2.1%
6,644	Caverion Corp. * † #	61,008
3,129	Valmet OYJ #	61,535
		122,543
France: 1.1%
657	Fnac Darty SA * #	63,296
Germany: 2.1%
2,999	METRO AG *	63,410
744	OSRAM Licht AG #	59,438
		122,848
Ireland: 2.1%
741	Allegion Plc (USD)	64,074
951	Prothena Corp. Plc (USD) * †	61,596
		125,670
Italy: 1.1%
11,064	Italgas SpA #	62,162
Norway: 1.1%
11,771	Aker Solutions ASA * # Reg S	62,558
Singapore: 1.1%
40,700	Frasers Centrepoint Ltd. #	62,699
Sweden: 2.1%
3,785	Bonava AB #	61,175
7,444	Svenska Cellulosa AB #	62,965
		124,140
Switzerland: 1.0%
3,404	Idorsia Ltd. * #	60,880
United Kingdom: 2.4%
44,231	Gocompare.Com Group Plc	62,013
14,412	Indivior Plc * #	65,726
478	Micro Focus International Plc (ADR) *	15,248
		142,987
United States: 61.8%
707	AbbVie, Inc.	62,824
752	Adient Plc	63,160
1,621	AdvanSix, Inc. *	64,435
1,337	Alcoa Corp.	62,331
1,792	Associated Capital Group, Inc. †	63,974
1,104	Bioverativ, Inc. *	63,005
1,072	Brighthouse Financial, Inc. *	65,178
87	Cable One, Inc.	62,824
2,420	Cars.com Inc. * †	64,396
993	CDK Global, Inc.	62,648
1,190	Chemours Co.	60,226
2,640	CommerceHub, Inc. *	59,585
Number of Shares		Value

United States: (continued)
3,976	Conduent, Inc. *	$62,304
1,927	CSRA, Inc.	62,184
1,418	CSW Industrials, Inc. *	62,888
3,016	Donnelley Financial Solutions, Inc. *	65,025
1,376	Energizer Holdings, Inc.	63,365
2,070	Exterran Corp. *	65,433
884	Fortive Corp.	62,578
7,777	Gannett Co., Inc. †	69,993
1,972	GCP Applied Technologies, Inc. *	60,540
1,350	Halyard Health, Inc. *	60,791
1,330	Herc Holdings, Inc. * †	65,343
4,484	Hewlett Packard Enterprise Co.	65,960
1,628	Hilton Grand Vacations, Inc. *	62,890
847	Hyster-Yale Materials Handling, Inc.	64,745
1,001	Ingevity Corp. *	62,532
3,209	International Seaways, Inc. *	63,217
1,523	Keysight Technologies, Inc. *	63,448
2,987	Kimball Electronics, Inc. *	64,669
1,190	KLX, Inc. *	62,987
4,018	Knowles Corp. *	61,355
1,348	Lamb Weston Holdings, Inc.	63,208
657	Liberty Broadband Corp. *	61,876
3,817	LSC Communications, Inc.	63,019
1,123	Lumentum Holdings, Inc. * †	61,035
290	Madison Square Garden Co. *	62,089
1,774	Mallinckrodt Plc *	66,294
917	Murphy USA, Inc. *	63,273
4,407	Navient Corp.	66,193
4,401	New Media Investment Group, Inc. †	65,091
4,727	News Corp.	62,680
4,764	NOW, Inc. *	65,791
831	ONE Gas, Inc.	61,195
957	PayPal Holdings, Inc. *	61,277
2,967	Pinnacle Entertainment, Inc. *	63,227
1,651	PJT Partners, Inc. †	63,250
4,573	Rayonier Advanced Materials, Inc. †	62,650
949	Science Applications International Corp.	63,441
1,643	SPX FLOW, Inc. *	63,354
4,927	Time, Inc.	66,514
4,020	TimkenSteel Corp. * †	66,330
1,008	TopBuild Corp. *	65,691
1,873	Varex Imaging Corp. *	63,382
1,651	Versum Materials, Inc.	64,092
2,712	Vista Outdoor, Inc. * †	62,213
2,748	Welbilt, Inc. *	63,341
		3,617,339
Total Common Stocks (Cost: $4,147,072)		4,944,868
REAL ESTATE INVESTMENT TRUSTS: 15.9%
United States: 15.9%
5,636	Altisource Residential Corp. †	62,616
3,249	CareTrust REIT, Inc.	61,861
4,793	Colony NorthStar, Inc.	60,200
2,442	Four Corners Property Trust, Inc.	60,855
1,673	Gaming and Leisure Properties, Inc.	61,717
3,685	New Residential Investment Corp.	61,650
6,817	New Senior Investment Group, Inc.	62,376
4,888	NorthStar Realty Europe Corp.	62,615

See Notes to Financial Statements

9

VANECK VECTORS GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

United States: (continued)
2,267	Park Hotels and Resorts, Inc.	$62,479
4,206	Quality Care Properties, Inc. *	65,193
1,707	Starwood Waypoint Homes	62,084
3,862	Uniti Group, Inc. †	56,617
2,587	Urban Edge Properties	62,398
7,700	Washington Prime Group, Inc.	64,141
3,001	Xenia Hotels and Resorts, Inc.	63,171
Total Real Estate Investment Trusts (Cost: $878,418)		929,973
MONEY MARKET FUND: 0.1% (Cost: $8,526)
8,526	Dreyfus Government Cash Management Fund - Institutional Shares	8,526
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $5,034,016)		5,883,367
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.1% (Cost: $592,883)
Repurchase Agreement: 10.1%
$592,883	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $592,936; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $604,741 including accrued interest)	$592,883
Total Investments: 110.6% (Cost: $5,626,899)		6,476,250
Liabilities in excess of other assets: (10.6)%		(622,447)
NET ASSETS: 100.0%		$5,853,803

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $512,167.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $997,981 which represents 17.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	17.4%	$1,021,634
Consumer Staples	3.2	189,983
Energy	3.3	191,208
Financials	6.6	385,270
Health Care	9.7	567,705
Industrials	15.0	884,497
Information Technology	14.1	829,259
Materials	10.6	626,147
Real Estate	17.9	1,055,781
Utilities	2.1	123,357
Money Market Fund	0.1	8,526
	100.0%	$5,883,367

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$124,138	$—	$124,138
Cayman Islands	63,207	—	—	63,207
China / Hong Kong	—	190,401	—	190,401
Finland	—	122,543	—	122,543
France	—	63,296	—	63,296
Germany	63,410	59,438	—	122,848
Ireland	125,670	—	—	125,670
Italy	—	62,162	—	62,162
Norway	—	62,558	—	62,558
Singapore	—	62,699	—	62,699
Sweden	—	124,140	—	124,140
Switzerland	—	60,880	—	60,880
United Kingdom	77,261	65,726	—	142,987
United States	3,617,339	—	—	3,617,339
Real Estate Investment Trusts*	929,973	—	—	929,973
Money Market Fund	8,526	—	—	8,526
Repurchase Agreement	—	592,883	—	592,883
Total	$4,885,386	$1,590,864	$—	$6,476,250

* See Schedule of Investments for geographic sector breakouts.

During the year ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $38,620. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

11

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number
of Shares		Value

COMMON STOCKS: 96.8%
Australia: 12.2%
202,073	AMP Ltd. #	$767,571
41,780	Ansell Ltd. #	732,377
26,233	Commonwealth Bank of Australia #	1,553,836
166,274	Crown Ltd. #	1,478,950
7,241	CSL Ltd. #	762,526
42,053	Magellan Financial Group Ltd. #	812,762
178,142	QBE Insurance Group Ltd. #	1,404,842
46,960	Sonic Healthcare Ltd. #	771,932
66,207	Westpac Banking Corp. #	1,665,870
		9,950,666
Belgium: 2.1%
20,061	KBC Group NV #	1,702,405
Brazil: 0.9%
137,300	Embraer SA	776,535
Canada: 6.2%
9,439	Canadian Imperial Bank of Commerce	823,936
5,096	Canadian Pacific Railway Ltd.	853,972
79,977	Comeco Corp. †	770,578
19,714	Enbridge, Inc.	821,568
18,776	National Bank of Canada	901,530
45,276	Potash Corp. of Saskatchewan, Inc.	869,571
		5,041,155
China / Hong Kong: 16.0%
1,565,000	Bank of China Ltd. #	777,461
482,000	China Resources Gas Group Ltd. #	1,682,699
1,614,000	China Telecom Corp. Ltd. #	830,480
193,500	CK Asset Holdings Ltd. #	1,608,815
260,000	ENN Energy Holdings Ltd. #	1,883,821
2,268,000	Industrial & Commercial Bank of China Ltd. #	1,695,547
387,863	MGM China Holdings Ltd. † #	930,962
16,201	SINA Corp. (USD) *	1,857,445
51,000	Sun Hung Kai Properties Ltd. #	830,898
22,000	Tencent Holdings Ltd. #	961,966
		13,060,094
France: 8.1%
9,432	Airbus SE #	898,108
33,459	Bureau Veritas SA #	863,708
10,105	Danone SA #	793,886
95,463	Orange SA #	1,563,502
8,626	Safran SA #	881,707
16,235	Sanofi #	1,616,550
		6,617,461
Germany: 8.4%
6,195	Bayer AG #	846,472
16,378	Bayerische Motoren Werke AG #	1,662,693
16,336	HeidelbergCement AG #	1,681,557
10,221	KION Group AG #	979,371
5,979	Siemens AG #	843,907
10,646	Symrise AG #	809,568
		6,823,568
India: 1.9%
110,428	Tata Motors Ltd. * #	680,557
195,259	Wipro Ltd. #	838,382
		1,518,939
Number
of Shares		Value

Italy: 2.0%
14,002	Luxottica Group SpA #	$783,744
867,997	Telecom Italia SpA * #	814,419
		1,598,163
Japan: 9.0%
8,800	East Japan Railway Co. #	812,025
4,200	FANUC Corp. #	851,263
9,200	Hoshizaki Corp. #	807,871
13,000	Kao Corp. #	765,082
5,400	Murata Manufacturing Co. Ltd. #	794,696
14,800	Nidec Corp. #	1,818,731
15,600	Nippon Telegraph and Telephone Corp. #	714,549
10,100	SoftBank Group Corp. #	818,782
		7,382,999
Luxembourg: 1.0%
12,534	Millicom International Cellular SA (SEK) #	826,217
Mexico: 4.9%
1,854,200	America Movil, SAB de CV	1,650,061
1,718,444	Cemex SAB de CV *	1,566,158
136,700	Grupo Aeroportuario del Centro Norte SAB de CV	759,484
		3,975,703
Netherlands: 2.1%
42,279	Koninklijke Philips NV #	1,744,872
Russia: 1.1%
181,552	Mobile TeleSystems PJSC #	889,517
Singapore: 5.0%
303,100	CapitaLand Ltd. #	801,081
105,900	DBS Group Holdings Ltd. #	1,628,431
200,701	Oversea-Chinese Banking Corp. Ltd. #	1,653,205
		4,082,717
Spain: 3.9%
33,165	Gas Natural SDG SA † #	734,875
21,588	Industria de Diseno Textil SA #	814,079
147,869	Telefonica SA #	1,607,309
		3,156,263
Sweden: 3.0%
158,198	Elekta AB † #	1,634,131
61,003	Nordea Bank AB #	826,481
		2,460,612
Switzerland: 4.0%
14,413	Julius Baer Group Ltd. * #	855,932
9,606	Novartis AG #	824,593
6,110	Roche Holding AG #	1,563,050
		3,243,575
United Kingdom: 4.0%
35,883	GlaxoSmithKline PCL #	718,207
975,775	Lloyds Banking Group Plc #	887,834
242,125	Meggitt Plc #	1,693,257
		3,299,298
United States: 1.0%
198,300	Samsonite International SA (HKD) #	852,945
Total Common Stocks (Cost: $72,827,815)		79,003,704

See Notes to Financial Statements

12

Number of Shares		Value

PREFERRED STOCKS: 1.1%
Brazil: 1.1% (Cost: $777,719)
55,350	Telefonica Brasil SA, 4.59%	$883,143
REAL ESTATE INVESTMENT TRUSTS: 1.9%
Singapore: 1.9%
567,700	CapitaLand Commercial Trust Ltd. #	693,432
557,700	CapitaLand Mall Trust #	822,163
Total Real Estate Investment Trusts (Cost: $1,412,102)		1,515,595
RIGHTS: 0.0% (Cost: $0)
Singapore: 0.0%
94,238	CapitaLand Commercial Trust Ltd. Rights (SGD 1.36, expiring 10/19/17) * #	20,264
MONEY MARKET FUND: 0.0% (Cost: $4,531)
4,531	Dreyfus Government Cash Management Fund - Institutional Shares	4,531
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $75,022,167)		81,427,237
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$1,000,000	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc. , 1.08%, due 10/2/17, proceeds $1,000,090; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $1,020,000 including accrued interest)	$1,000,000
1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
487,929	Repurchase agreement dated 9/29/17 with HSBC Securities USA, Inc., 1.05%, due 10/2/17, proceeds $487,972; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 5/1/22 to 8/1/47, valued at $497,690 including accrued interest)	487,929
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,487,929)		2,487,929
Total Investments: 102.8% (Cost: $77,510,096)		83,915,166
Liabilities in excess of other assets: (2.8)%		(2,284,155)
NET ASSETS: 100.0%		$81,631,011

Definitions:

HKD	Hong Kong Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,351,868.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $68,888,725 which represents 84.4% of net assets.

See Notes to Financial Statements

13

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	8.8%	$7,203,930
Consumer Staples	1.9	1,558,968
Energy	2.0	1,592,146
Financials	22.0	17,957,643
Health Care	13.8	11,214,710
Industrials	15.8	12,839,939
Information Technology	5.5	4,452,489
Materials	6.0	4,926,854
Real Estate	5.9	4,776,653
Telecommunication Services	13.0	10,597,979
Utilities	5.3	4,301,395
Money Market Fund	0.0	4,531
	100.0%	$81,427,237

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$9,950,666	$—	$9,950,666
Belgium	—	1,702,405	—	1,702,405
Brazil	776,535	—	—	776,535
Canada	5,041,155	—	—	5,041,155
China / Hong Kong	1,857,445	11,202,649	—	13,060,094
France	—	6,617,461	—	6,617,461
Germany	—	6,823,568	—	6,823,568
India	—	1,518,939	—	1,518,939
Italy	—	1,598,163	—	1,598,163
Japan	—	7,382,999	—	7,382,999
Luxembourg	—	826,217	—	826,217
Mexico	3,975,703	—	—	3,975,703
Netherlands	—	1,744,872	—	1,744,872
Russia	—	889,517	—	889,517
Singapore	—	4,082,717	—	4,082,717
Spain	—	3,156,263	—	3,156,263
Sweden	—	2,460,612	—	2,460,612
Switzerland	—	3,243,575	—	3,243,575
United Kingdom	—	3,299,298	—	3,299,298
United States	—	852,945	—	852,945
Preferred Stocks *	883,143	—	—	883,143
Real Estate Investment Trusts *	—	1,515,595	—	1,515,595
Rights *	—	20,264	—	20,264
Money Market Fund	4,531	—	—	4,531
Repurchase Agreements	—	2,487,929	—	2,487,929
Total	$12,538,512	$71,376,654	$—	$83,915,166

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

14

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

September 30, 2017

Number of Shares		Value

COMMON STOCKS: 100.1%
Banks: 2.6%
611,931	Wells Fargo & Co.	$33,747,995
Capital Goods: 9.7%
519,109	Emerson Electric Co.	32,620,810
1,177,617	General Electric Co.	28,474,779
122,528	TransDigm Group, Inc. †	31,324,283
277,557	United Technologies Corp.	32,218,817
		124,638,689
Commercial & Professional Services: 2.4%
425,664	Stericycle, Inc. *	30,486,056
Consumer Durables & Apparel: 5.4%
335,064	Polaris Industries, Inc. †	35,057,746
532,485	VF Corp.	33,850,071
		68,907,817
Consumer Services: 2.3%
558,242	Starbucks Corp.	29,983,178
Diversified Financials: 8.2%
192,990	American Express Co.	17,457,875
310,483	Bank of New York Mellon Corp.	16,461,809
92,217	Berkshire Hathaway, Inc. *	16,905,220
37,478	BlackRock, Inc.	16,756,039
409,561	Charles Schwab Corp.	17,914,198
214,100	T Rowe Price Group Inc.	19,408,165
		104,903,306
Food & Staples Retailing: 2.5%
400,055	CVS Caremark Corp.	32,532,473
Food, Beverage & Tobacco: 2.3%
741,556	Mondelez International, Inc.	30,151,667
Health Care Equipment & Services: 16.5%
364,802	AmerisourceBergen Corp.	30,187,366
232,389	Cardinal Health, Inc.	15,551,472
499,442	Express Scripts Holding Co. *	31,624,667
200,165	McKesson Corp.	30,747,346
377,809	Medtronic Plc	29,382,206
734,704	Patterson Cos, Inc.	28,396,310
273,767	Veeva Systems, Inc. *	15,443,196
260,904	Zimmer Biomet Holdings, Inc.	30,549,249
		211,881,812
Materials: 4.9%
474,328	Compass Minerals International, Inc. †	30,783,887
268,068	Monsanto Co.	32,119,908
		62,903,795
Media: 6.0%
297,123	John Wiley & Sons, Inc.	15,896,081
1,177,847	Twenty-First Century Fox, Inc.	31,071,604
305,862	Walt Disney Co.	30,148,817
		77,116,502
Pharmaceuticals, Biotechnology: 18.3%
137,938	Allergan Plc	28,270,393
185,041	Amgen, Inc.	34,500,894
112,236	Biogen Idec, Inc. *	35,143,336
553,955	Bristol-Myers Squibb Co.	35,309,092
387,895	Eli Lilly & Co.	33,180,538
243,418	Gilead Sciences, Inc.	19,721,726
249,127	Merck and Co., Inc.	15,951,602
942,730	Pfizer, Inc.	33,655,461
		235,733,042
Number of Shares		Value

Real Estate: 1.3%
446,193	CBRE Group, Inc. *	$16,901,791
Retailing: 7.2%
32,304	Amazon.com, Inc. *	31,055,450
724,561	L Brands, Inc. †	30,148,983
397,755	Lowe’s Cos, Inc.	31,796,535
		93,000,968
Software & Services: 9.2%
239,695	Guidewire Software, Inc. *	18,662,653
216,846	Microsoft Corp.	16,152,859
349,422	Salesforce.com, Inc. *	32,643,003
861,382	The Western Union Co.	16,538,534
320,759	Visa, Inc.	33,756,677
		117,753,726
Transportation: 1.3%
221,187	CH Robinson Worldwide, Inc. †	16,832,331
Total Common Stocks (Cost: $1,219,701,658)		1,287,475,148

Principal
Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.4%
Repurchase Agreements: 8.4%
$25,730,494	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $25,732,810; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $26,245,103 including accrued interest)	25,730,494
5,414,237	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $5,414,706; (collateralized by U.S. government obligations, 2.13%, due 2/29/24, valued at $5,522,522 including accrued interest)	5,414,237
25,730,494	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $25,732,788; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $26,245,104 including accrued interest)	25,730,494
25,730,494	Repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.07%, due 10/2/17, proceeds $25,732,788; (collateralized by various U.S. government and agency obligations, 1.83% to 4.50%, due 1/1/26 to 7/15/52, valued at $26,245,104 including accrued interest)	25,730,494

See Notes to Financial Statements

15

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Repurchase Agreements: (continued)
$25,730,494	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.08%, due 10/2/17, proceeds $25,732,810; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/17 to 8/20/67, valued at $26,245,105 including accrued interest)	$25,730,494
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $108,336,213)		108,336,213
Total Investments: 108.5% (Cost: $1,328,037,871)		1,395,811,361
Liabilities in excess of other assets: (8.5)%		(109,360,441)
NET ASSETS: 100.0%		$1,286,450,920

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $105,886,209.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	20.9%	$269,008,465
Consumer Staples	4.9	62,684,140
Financials	10.8	138,651,301
Health Care	34.8	447,614,854
Industrials	13.3	171,957,076
Information Technology	9.1	117,753,726
Materials	4.9	62,903,795
Real Estate	1.3	16,901,791
	100.0%	$1,287,475,148

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,287,475,148	$—	$—	$1,287,475,148
Repurchase Agreements	—	108,336,213	—	108,336,213
Total	$1,287,475,148	$108,336,213	$—	$1,395,811,361

* See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the year ended September 30, 2017.

See Notes to Financial Statements

16

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2017

	Global Spin-Off ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF
Assets:
Investments, at value (1) (2)	$5,883,367	$81,427,237	$1,287,475,148
Short-term investments held as collateral for securities loaned (3)	592,883	2,487,929	108,336,213
Cash	—	—	855
Cash denominated in foreign currency, at value (4)	—	144,612	—
Receivables:
Investment securities sold	703,568	139,848	—
Due from Adviser	5,616	—	—
Dividends and interest	14,284	201,119	966,562
Prepaid expenses	62	479	10,760
Total assets	7,199,780	84,401,224	1,396,789,538

Liabilities:
Payables:
Investment securities purchased	719,193	144,527	—
Collateral for securities loaned	592,883	2,487,929	108,336,213
Line of credit	—	82,542	1,388,146
Due to Adviser	—	18,427	483,291
Due to custodian	8	—	—
Deferred Trustee fees	22	110	32,431
Accrued expenses	33,871	36,678	98,537
Total liabilities	1,345,977	2,770,213	110,338,618
NET ASSETS	$5,853,803	$81,631,011	$1,286,450,920
Shares outstanding	250,000	2,300,000	31,900,000
Net asset value, redemption and offering price per share	$23.42	$35.49	$40.33

Net assets consist of:
Aggregate paid in capital	$5,029,018	$71,803,976	$1,341,165,022
Net unrealized appreciation	849,374	6,405,871	67,773,490
Undistributed net investment income	40,434	1,245,849	12,305,911
Accumulated net realized gain (loss)	(65,023)	2,175,315	(134,793,503)
	$5,853,803	$81,631,011	$1,286,450,920
(1) Value of securities on loan	$512,167	$2,351,868	$105,886,209
(2) Cost of investments	$5,034,016	$75,022,167	$1,219,701,658
(3) Cost of short-term investments held as collateral for securities loaned	$592,883	$2,487,929	$108,336,213
(4) Cost of cash denominated in foreign currency	$—	$144,597	$—

See Notes to Financial Statements

18

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2017

	Global Spin-Off ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF
Income:
Dividends	$63,548	$1,549,458	$19,247,809
Securities lending income	7,873	16,478	435,941
Foreign taxes withheld	(1,349)	(94,383)	—
Total income	70,072	1,471,553	19,683,750

Expenses:
Management fees	22,868	210,372	4,652,297
Professional fees	60,852	51,764	100,280
Insurance	41	253	9,682
Trustees’ fees and expenses	126	953	26,857
Reports to shareholders	13,998	40,227	70,466
Indicative optimized portfolio value fee	5,000	4,999	1,513
Custodian fees	8,614	22,861	28,924
Registration fees	5,064	5,064	5,064
Transfer agent fees	2,400	2,400	1,983
Fund accounting fees	1,641	9,297	51,211
Interest	38	3,151	19,180
Other	1,005	2,474	25,602
Total expenses	121,647	353,815	4,993,059
Waiver of management fees	(22,868)	(115,046)	—
Expenses assumed by the Adviser	(73,587)	—	—
Net expenses	25,192	238,769	4,993,059
Net investment income	44,880	1,232,784	14,690,691

Net realized gain (loss) on:
Investments	(35,714)	3,734,812	41,000,868
In-kind redemptions	—	—	82,089,759
Foreign currency transactions and foreign denominated assets and liabilities	(240)	(2,502)	—
Net realized gain (loss)	(35,954)	3,732,310	123,090,627

Net change in unrealized appreciation (depreciation) on:
Investments	572,324	5,936,516	40,676,068
Foreign currency transactions and foreign denominated assets and liabilities	114	558	—
Net change in unrealized appreciation (depreciation)	572,438	5,937,074	40,676,068
Net Increase in Net Assets Resulting from Operations	$581,364	$10,902,168	$178,457,386

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Spin-Off ETF		Morningstar International Moat ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income	$44,880	$57,911	$1,232,784	$339,352
Net realized gain (loss)	(35,954)	6,075	3,732,310	(1,083,259)
Net change in unrealized appreciation (depreciation)	572,438	524,789	5,937,074	1,665,276
Net increase in net assets resulting from operations	581,364	588,775	10,902,168	921,369

Dividends to shareholders:
Dividends from net investment income	(48,600)	(16,650)	(407,000)	(90,000)

Share transactions:**
Proceeds from sale of shares	2,202,041	—	58,380,932	1,332,150
Cost of shares redeemed	—	—	—	—
Increase (Decrease) in net assets resulting from share transactions	2,202,041	—	58,380,932	1,332,150
Total increase in net assets	2,734,805	572,125	68,876,100	2,163,519
Net Assets, beginning of period	3,118,998	2,546,873	12,754,911	10,591,392
Net Assets, end of period†	$5,853,803	$3,118,998	$81,631,011	$12,754,911
† Including undistributed net investment income	$40,434	$45,047	$1,245,849	$333,495

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	—	1,850,000	50,000
Shares redeemed	—	—	—	—
Net increase (decrease)	100,000	—	1,850,000	50,000

See Notes to Financial Statements

20

Morningstar Wide Moat ETF
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016

$14,690,691	$10,263,758
123,090,627	42,525,390
40,676,068	87,339,736
178,457,386	140,128,884

(9,710,400)	(15,301,600)

698,870,832	518,341,447
(334,524,711)	(632,174,449)
364,346,121	(113,833,002)
533,093,107	10,994,282
753,357,813	742,363,531
$1,286,450,920	$753,357,813
$12,305,911	$7,325,620

18,300,000	16,550,000
(8,550,000)	(20,950,000)
9,750,000	(4,400,000)

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Global Spin-Off ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period June 9, 2015(a) through September 30, 2015
Net asset value, beginning of period	$20.79	$16.98	$19.78
Income from investment operations:
Net investment income	0.22 (b)	0.39	0.05
Net realized and unrealized gain (loss) on investments	2.73	3.53		(2.85)
Total from investment operations	2.95	3.92		(2.80)
Less:
Dividends from net investment income	(0.32)	(0.11)	—
Net asset value, end of period	$23.42	$20.79	$16.98
Total return (c)	14.37%	23.22%	(14.16	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,854	$3,119	$2,547
Ratio of gross expenses to average net assets	2.66%	5.07%	6.24	%(e)
Ratio of net expenses to average net assets	0.55%	0.55%	0.55	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.55%	0.55%	0.55	%(e)
Ratio of net investment income to average net assets	0.98%	2.13%	1.24	%(e)
Portfolio turnover rate (f)	53%	58%	30	%(d)

	Morningstar International Moat ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period July 13, 2015(a) through September 30, 2015
Net asset value, beginning of period	$28.34	$26.48	$30.17
Income from investment operations:
Net investment income	0.93 (b)	0.76	0.18
Net realized and unrealized gain (loss) on investments	6.59	1.33		(3.87)
Total from investment operations	7.52	2.09		(3.69)
Less:
Dividends from net investment income	(0.37)	(0.23)	—
Net asset value, end of period	$35.49	$28.34	$26.48
Total return (c)	26.91%	7.91%	(12.23	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$81,631	$12,755	$10,591
Ratio of gross expenses to average net assets	0.84%	1.62%	2.49	%(e)
Ratio of net expenses to average net assets	0.56%	0.56%	0.56	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.56%	0.56%	0.56	%(e)
Ratio of net investment income to average net assets	2.92%	2.99%	3.27	%(e)
Portfolio turnover rate (f)	129%	168%	54	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

22

	Morningstar Wide Moat ETF
	For the Year Ended September 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$34.01	$27.96	$31.27	$27.09	$21.54
Income from investment operations:
Net investment income	0.53 (a)	0.48	0.57	0.37	0.23
Net realized and unrealized gain (loss) on investments	6.20	6.19	(3.46)	4.04	5.46
Total from investment operations	6.73	6.67	(2.89)	4.41	5.69
Less:
Dividends from net investment income	(0.41)	(0.62)	(0.42)	(0.23)	(0.14)
Net asset value, end of year	$40.33	$34.01	$27.96	$31.27	$27.09
Total return (b)	19.96%	24.23%	(9.41)%	16.35%	26.54%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,286,451	$753,358	$742,364	$853,616	$364,395
Ratio of gross expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.51%
Ratio of net expenses to average net assets	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	1.42%	1.44%	1.88%	1.63%	1.48%
Portfolio turnover rate (c)	53%	178%	14%	15%	1%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

23

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

September 30, 2017

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of September 30, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Global Spin-Off ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by Morningstar, Inc. or Horizon Kinetics, LLC.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Global Spin-Off ETF	June 9, 2015	Horizon Kinetics Global Spin-Off Index(1)
Morningstar International Moat ETF	July 13, 2015	Morningstar® Global ex-US Moat Focus IndexSM(2)
Morningstar Wide Moat ETF	April 24, 2012	Morningstar® Wide Moat Focus IndexSM(2)

(1)	Published by Horizon Kinetics, LLC
(2)	Published by Morningstar, Inc.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
24

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell
25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the year ended September 30, 2017.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of September 30, 2017 are reflected in the Schedules of Investments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at September 30, 2017 is presented in the Schedules of Investments. Refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. The Funds may record distributions received in excess of income from certain underlying investments as a reduction of cost of investments and/or as an increase in capital gains. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2018, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

26

The current management fee rate, expense limitations and the amounts waived/assumed by the Adviser for the year ended September 30, 2017, are as follows:

Fund	Management Fee Rates	Expense Limitations	Waiver of Management Fees	Expenses Assumed by the Adviser
Global Spin-Off ETF	0.50%	0.55%	$22,868	$73,587
Morningstar International Moat ETF	0.50	0.56	115,046	—
Morningstar Wide Moat ETF	0.45	0.49	—	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended September 30, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Spin-Off ETF	$2,418,834	$2,369,382
Morningstar International Moat ETF	58,916,526	55,049,759
Morningstar Wide Moat ETF	548,470,147	543,769,567

Note 5—Income Taxes—As of September 30, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Spin-Off ETF	$5,633,590	$1,043,548	$(200,888)	$842,660
Morningstar International Moat ETF	78,265,944	6,420,239	(771,017)	5,649,222
Morningstar Wide Moat ETF	1,328,124,931	98,986,280	(31,299,850)	67,686,430

At September 30, 2017, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital Losses	Qualified Late Year Losses	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total
Global Spin-Off ETF	$40,456		$—	$(58,333)	$—	$(22)	$842,684	$824,785
Morningstar International Moat ETF	3,891,670	*	285,452	—	—	(110)	5,650,023	9,827,035
Morningstar Wide Moat ETF	12,338,342		—	(134,706,443)	—	(32,431)	67,686,430	(54,714,102)

*	Includes short-term capital gains

The tax character of dividends paid to shareholders during the years ended September 30, 2017 and September 30, 2016 was as follows:

Fund	2017 Dividends Ordinary Income	2016 Dividends Ordinary Income
Global Spin-Off ETF	$48,600	$16,650
Morningstar International Moat ETF	407,000	90,000
Morningstar Wide Moat ETF	9,710,400	15,301,600

At September 30, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follow:

Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses	Total
Global Spin-Off ETF	$(58,333)	$—	$(58,333)
Morningstar International Moat ETF	—	—	—
Morningstar Wide Moat ETF	(102,440,499)	(32,265,944)	(134,706,443)
27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

During the year ended September 30, 2017 Morningstar International Moat ETF and Morningstar Wide Moat ETF utilized $1,466,714 and $41,068,939 of each of their respective accumulated capital loss carryforwards available from previous years.

During the year ended September 30, 2017, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, and tax treatment of in-kind redemptions, the Funds’ incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Accumulated Net Investment Income (Loss)	Increase (Decrease) Accumulated in Net Realized Gain (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Global Spin-Off ETF	$(893)	$893	$—
Morningstar International Moat ETF	86,570	(86,570)	—
Morningstar Wide Moat ETF	—	(82,089,759)	82,089,759

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2017, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of September 30, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the year ended September 30, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Global Spin-Off ETF	$2,205,402	$—
Morningstar International Moat ETF	55,118,904	—
Morningstar Wide Moat ETF	698,852,853	333,302,871
28

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Global Spin-Off ETF may invest in companies that have been spun-off from a parent company for a number of reasons, including but not limited to low growth prospects, high capital requirements or an unfavorable capitalization structure. Investments in spun-off companies are subject to the risk that any of these characteristics will adversely affect the value of investments in the spun-off companies. There can be no assurance that a spun-off company will be financially independent or profitable, especially where the company represented a non-core or non-competitive business line of the parent company at the time of the spin-off.

Global Spin-Off ETF may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the EU by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the European Union and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

A more complete description of risks is included in each Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

29

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at September 30, 2017 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents the amount of repurchase agreements held as collateral by type of security on loan pledged as of September 30, 2017:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Global Spin-Off ETF	$ 592,883
Morningstar International Moat ETF	2,487,929
Morningstar Wide Moat ETF	108,336,213

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended September 30, 2017, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of September 30, 2017
Global Spin-Off ETF	3	$178,869	2.56%	$—
Morningstar International Moat ETF	161	194,287	2.43	82,542
Morningstar Wide Moat ETF	231	1,226,994	2.20	1,388,146

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended September 30, 2017, there were no offsets to custodian fees.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

30

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of VanEck Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VanEck Vectors Global Spin-Off ETF, VanEck Vectors Morningstar International Moat ETF and VanEck Vectors Morningstar Wide Moat ETF (three of the series constituting VanEck Vectors ETF Trust) (the “Funds”) as of September 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VanEck Vectors Global Spin-Off ETF, VanEck Vectors Morningstar International Moat ETF and VanEck Vectors Morningstar Wide Moat ETF (three of the series constituting VanEck Vectors ETF Trust) at September 30, 2017, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 27, 2017

31

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The information set forth below relates to distributions paid during each Fund’s current fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2017 income tax purposes will be sent to them in early 2018. Please consult your tax advisor for proper treatment of this information.

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2017:

	Global Spin-Off ETF	Morningstar International Moat ETF		Morningstar Wide Moat ETF
Record Date	12/21/2016	12/21/2016		12/21/2016
Ex Date	12/19/2016	12/19/2016		12/19/2016
Payable Date	12/23/2016	12/23/2016		12/23/2016

Amount Paid Per Share	$0.324000	$0.370000		$0.408000

Ordinary Income:
Qualified Dividend Income for Individuals	83.45%	69.79	%*	100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations	34.72%	—		100.00%
Foreign Source Income	—	99.88	%*	—
Foreign Taxes Paid Per Share	—	$0.020084	**	—

*	Expressed as a percentage of the cash distribution grossed up for foreign taxes.
**	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

32

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

September 30, 2017 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees:
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	59	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to June 2015, and Board Member of the CFA Society of Stamford, July 2009 to present; Advisory Board member, MainStay Fund Complex[4], June 2015 to December 2015; Trustee, MainStay Fund Complex[4], January 2016 to present.
R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	71	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review.
Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	59	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.
Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	71	Director, Food and Friends, Inc., 2013 to present.
Interested Trustee:
Jan F. van Eck, 1963[5]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President, Chief Executive Officer and Owner of the Adviser, Van Eck Associates Corporation; Director, President and Chief Executive Officer, VESC; Director, President and Chief Executive Officer, VEARA.	59	Director, National Committee on US-China Relations.

1	The address for each Trustee and Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust, and the Trust.
4	The MainStay Fund Complex consists of MainStay Funds Trust, MainStay Funds, MainStay VP Funds Trust, Private Advisors Alternative Strategies Master Fund, Private Advisors Alternative Strategies Fund and MainStay DefinedTerm Municipal Opportunities Fund.
5	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
33

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

September 30, 2017 (unaudited) (continued)

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2016); Associate, Clifford Chance US LLP (October 2011-April 2016); Officer of other investment companies advised by the Adviser.
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser.
Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.
Simon Chen, 1971	Assistant Vice President	Since 2012	Greater China Director of the Adviser (since January 2012); General Manager, SinoMarkets Ltd. (June 2007-December 2011).
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC, September 1997 to February 2009; Officer of other investment companies advised by the Adviser.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001-July 2008).
Susan C. Lashley, 1955	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.
Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016) and Assistant Secretary (Since 2008)	Vice President (since 2016), Associate General Counsel and Assistant Secretary (since 2008) and Assistant Vice President (2008 to 2016) of the Adviser, VESC and VEARA (since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Officer of other investment companies advised by the Adviser.
James Parker, 1969	Assistant Treasurer	Since June 2014	Manager (Portfolio Administration) of the Adviser (since June 2010); Vice President of JPMorgan Chase & Co. (April 1999-January 2010).
Philipp Schlegel, 1974	Vice President	Since 2016	Senior Director of Van Eck Switzerland AG (since 2010).
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016) and Secretary and Chief Legal Officer (Since 2014)	Senior Vice President (since 2016), General Counsel and Secretary (since 2014) and Vice President (2006 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser.
Bruce J. Smith, 1955	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (since 1997); Director of the Adviser, VESC and VEARA (since October 2010); Officer of other investment companies advised by the Adviser.
Irina Toyberman, 1973	Chief Compliance Officer	Since September 2017	Chief Compliance Officer of the Adviser, VESC and the Adviser (since September 2017); Deputy Chief Compliance Officer and Director of Compliance of the Adviser, VESC and the Adviser (March 2014 to September 2017); Vice President and Compliance Manager of Allianz Global Investors U.S. LLC (July 2006 to March 2014).

1	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
34

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2017 (unaudited)

At a meeting held on June 9, 2017 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Asia ex Japan Equal Weight ETF, Australia Equal Weight ETF, Australia Hedged Equal Weight ETF, Biotech ETF, Brazil Equal Weight ETF, China Equal Weight ETF, Environmental Services ETF, Europe Equal Weight ETF, Europe Hedged Equal Weight ETF, Gaming ETF, Generic Drugs ETF, Germany Equal Weight ETF, Global Chemicals ETF, Global Spin-Off ETF, Hong Kong Equal Weight ETF, India Equal Weight ETF, Italy Equal Weight ETF, Japan Equal Weight ETF, Japan Hedged Equal Weight ETF, Mexico Equal Weight ETF, Morningstar International Moat ETF, Morningstar Wide Moat ETF, Pharmaceutical ETF, Retail ETF, Russia Equal Weight ETF, Semiconductor ETF, South Africa Equal Weight ETF, South Korea Equal Weight ETF, Spain Equal Weight ETF, Taiwan Equal Weight ETF and United Kingdom Equal Weight ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2017. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Broadridge. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 8, 2017 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, except for VanEck Vectors Morningstar Wide Moat ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and median of its peer group of funds. The

35

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

September 30, 2017 (unaudited) (continued)

Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, except for each of VanEck Vectors Gaming ETF, Generic Drugs ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Asia ex Japan Equal Weight ETF, Australia Equal Weight ETF, Australia Hedged Equal Weight ETF, Brazil Equal Weight ETF, China Equal Weight ETF, Europe Equal Weight ETF, Europe Hedged Equal Weight ETF, Germany Equal Weight ETF, Global Chemicals ETF, Hong Kong Equal Weight ETF, India Equal Weight ETF, Italy Equal Weight ETF, Japan Equal Weight ETF, Japan Hedged Equal Weight ETF, Mexico Equal Weight ETF, Russia Equal Weight ETF, South Africa Equal Weight ETF, South Korea Equal Weight ETF, Spain Equal Weight ETF, Taiwan Equal Weight ETF and United Kingdom Equal Weight ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees also could not consider the historical performance or the quality of services previously provided to each of these Funds, although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2017 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

36

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	STRATAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  The Registrant's code of ethics is reasonably described in this Form N-CSR.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and
     4(g) are for the Funds of the Registrant for which the fiscal year end is
     September 30.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2017 and
     September 30, 2016, were $253,930 and $249,930 respectively.

(b)  Audit-Related Fees. Not applicable.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     September 30, 2017 and September 30, 2016, were $282,757 and $211,876 respectively.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     The Registrant's Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A))
     consisting of four Independent Trustees. Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and
     Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         COMPANIES.

     Not applicable.

Item 13. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date December 8, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date December 8, 2017
     ----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        ------------------------------------------

Date December 8, 2017
     ----------------